John Hancock
Health
Sciences Fund

ANNUAL
REPORT

10.31.02

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[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

Trustees & officers
page 25

For your information
page 29


Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly for much of the year. Despite a strong rally in October, the broad Standard & Poor's 500 Index is down 22% year to date through October, the Dow Jones Industrial Average is off 15% and the technology-laden Nasdaq Composite Index has fallen 32%. Investors in equity mutual funds have been unable to escape the market's descent, as 99% of all U.S. diversified equity funds have produced negative results through October, according to Lipper, Inc., and the average equity fund has lost 23%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short-term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing primar-
ily in stocks of
U.S. and foreign
health-care
companies.

Over the last twelve months

* Health-care stocks slightly outpaced the overall market, although the returns for subsectors were varied.

* The Fund benefited from diversification, as performance was not overly susceptible to poor-performing biotech and big drug companies.

* Health-service companies were top gainers, while biotech stocks mostly disappointed.

[Bar chart with heading "John Hancock Health Sciences Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2002." The chart is scaled in increments of 5% with -15% at the bottom and 0% at the top. The first bar represents the -13.45% total return for Class A. The second bar represents the -14.04% total return for Class B. The third bar represents the -14.04% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 6.3%   Pfizer
 5.6%   UnitedHealth Group
 5.6%   Johnson & Johnson
 5.6%   Amgen
 5.5%   Medtronic
 3.3%   Stryker
 2.5%   Wellpoint Health Networks
 2.5%   Charles River Laboratories International
 2.5%   Merck
 2.5%   HCA

As a percentage of net assets on October 31, 2002.



BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

John Hancock
Health Sciences Fund

MANAGER'S
REPORT

It was an extremely difficult year for the stock market, which declined broadly reflecting the volatile currents of weak economic growth, corporate scandals and rising geopolitical fears. Although health-care stocks as a group outpaced the overall stock market by a small margin during the 12-month period ended October 31, 2002, the various industry groups that make up the sector posted significantly divergent returns. Health-care service company stocks performed quite well, thanks in large part to their ability to pass on rising underlying medical costs -- such as hospital and drug costs -- to their customers. In contrast, stocks of large drug companies, traditionally viewed as "safe havens," faltered on concerns about patent expirations, manufacturing constraints, reduced profits and stalled new product approvals from the U.S. Food and Drug Administration. Biotech stocks suffered some of the worst losses. Their problems stemmed mainly from the fact that they, like technology stocks, depend heavily on future growth prospects, a factor that was held against them given the global economic slowdown and investors' heightened aversion to risk.

"It was an extremely dif-
 ficult year for the stock
 market, which declined
 broadly reflecting the
 volatile currents..."

PERFORMANCE AND STRATEGY REVIEW

For the 12 months ended October 31, 2002, John Hancock Health Sciences Fund's Class A, Class B and Class C shares posted total returns of -13.45%, -14.04% and -14.04%, respectively, at net asset value. The
Fund's returns outpaced the -25.15% return of the average health-care/biotechnology fund, according to Lipper, Inc.1 For another comparison, the Standard & Poor's 500 Index returned -15.10%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

[A photo of Linda Miller flush right next to first paragraph.]

Our long-held commitment to diversification across the various subsectors that make up the health-care group served us well and was the chief reason why the Fund outpaced its peer group. Our broad diversification meant that the Fund's performance wasn't as susceptible as some of our peers to the poor-performing drug and biotech sectors, and that we were able to participate in the relatively strong performance of the health-care service companies.

SERVICE COMPANIES' PROFITS RISE

Service companies led the health-care pack during the year, buoyed by impressive earnings and profit gains. U.S. health insurers, for example, generally met or exceeded earnings expectations, despite double-digit inflation in underlying medical costs. Among our best performers in this area was UnitedHealth Group, which benefited from its ability to grow its membership ranks and keep a lid on rapidly rising costs. The largest publicly traded Blue Cross and Blue Shield health plan, Wellpoint Health Networks, also was at the top of our bestperforming list. It, too, enjoyed increased membership, which was fueled in part by acquisitions. Two other notables included Anthem and Trigon Healthcare, other public Blue Cross plans that appreciated in value both before and after their merger.

"Service companies led the
 health-care pack during
 the year..."

Hospital management companies also posted strong performance during the past year. The nation's largest hospital chain HCA and regional hospital operator Universal Health Services enjoyed strong earnings and revenue growth, as insurers paid higher prices and loosened up regulations to allow patients greater access to health care. However, the run-up in these stocks was greatly diminished at the fiscal year end with issues faced by Tenet Healthcare. Accordingly we have reduced exposure to this segment.

[Table at top left-hand side of page entitled "Top five medical industry groups." The first listing is Medical devices and products 22%, the second is Biotechnology 18%, the third Drugs--major-domestic 10%, the fourth Insurance 10% and the fifth Drugs--specialty 10%.]

We saw good returns from some other service companies like Caremark Rx, one of the nation's leading pharmacy card companies, and AmerisourceBergen, the latter of which we sold. Rounding up our partial list of winners were medical device companies Stryker, Medtronic and Zimmer Holdings, as demand increased for their products, which range from orthopedic implants to pacemakers.

BIG DRUG, BIOTECH STOCKS DISAPPOINT

Large pharmaceutical companies, which were dogged by their difficulties winning timely regulatory approvals for new medications, together with intensified competition from generic alternatives, generally disappointed investors. Among our biggest detractors were Baxter International, Pfizer, Allergan and Bristol-Myers Squibb.

Biotech stocks reflected the difficult market environment for speculative investments, despite the fact that for many, scientific and financial prospects remained relatively robust. But in an environment that only rewarded slower-growing, more stable stocks, biotechs were left out in the cold. Amgen's stock, for example, suffered losses even though the company maintained a relatively healthy new drug pipeline and posted higher sales, which boosted its operating profits. Biogen fell victim to concerns about increased competition for its highly successful drug to treat multiple sclerosis. Companies associated with products and services based on human genome research -- such as Millennium Pharmaceuticals -- came under heavier pressure than some of their biotech peers, mainly because of the more speculative nature of their businesses.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Baxter International followed by a down arrow with the phrase "Concerns about competition." The second listing is Millennium Pharmaceuticals followed by a down arrow with the phrase "Market loses appetite for speculative boitechs." The third listing is UnitedHealth Group followed by an up arrow with the phrase "Health insurers pass on rising costs to customers."]

OUTLOOK

The short-term outlook for health-care stocks will be determined by a number of factors. First, new product development is risky, so drug and biotech stocks likely will be affected by the speed at which new products are developed and approved. Second, health care is a highly regulated industry, not just here in the United States but also around the globe. Since the question of who pays for health care and how it's delivered is a political issue, politics may just as easily roil the sector as boost it. Then there's the economy and stock market. As a group, health-care stocks tend to be non-cyclical, meaning most are not as susceptible to the ebb and flow of the economy. Should the economy post a strong rebound in 2003, investors may gravitate toward faster-growing industry groups.

"...we remain optimistic
 about the long-term out
 look for health-care stocks."

Despite these short-term bumps that will no doubt arise, we remain optimistic about the long-term outlook for health-care stocks. The aging global population is the major driving force behind the search for new and improved drugs and therapies. And exciting research being conducted today should translate into an abundance of new possibilities.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2002

The index used for
comparison is the
Standard & Poor's 500
Index, Index 1, an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Russell 3000
Healthcare Index,
Index 2, a capitaliza-
tion-weighted index
composed of compa-
nies involved in medical
services or health care.

It is not possible to
invest in an index.

                              Class A      Class B      Class C      Index 1
Inception date                10-1-91       3-7-94       3-1-99           --

Average annual returns with maximum sales charge (POP)
One year                       -17.79%      -18.34%      -15.75%      -15.10%
Five years                       3.61%        3.61%          --         0.73%
Ten years                       10.65%          --           --         9.88%
Since inception                    --         9.46%        0.63%          --

Cumulative total returns with maximum sales charge (POP)
One year                       -17.79%      -18.34%      -15.75%      -15.10%
Five years                      19.42%       19.38%          --         3.72%
Ten years                      175.03%          --           --       156.47%
Since inception                    --       118.52%        2.33%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $32,902 as of October 31, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Health Sciences Fund, before sales charge, and is equal to $28,948 as of October 31, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Health Sciences Fund, after sales charge, and is equal to $27,503 as of October 31, 2002. The fourth line represents Index 1 and is equal to $25,647 as of October 31, 2002.

                                    Class B 1    Class C 1
Period beginning                     3-7-94       3-1-99
Without sales charge                $21,852      $10,336
With maximum sales charge                --      $10,233
Index 1                             $22,134       $7,508
Index 2                             $34,389       $8,950

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2002

This schedule is divided into two main categories: common stocks and short-term investments. Stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES    ISSUER                                                                                                 VALUE
COMMON STOCKS 98.73%                                                                                      $280,169,517
(Cost $228,487,042)

Computer -- Software 1.00%                                                                                  $2,848,800
 80,000   Cerner Corp.*                                                                                      2,848,800

Drugs -- Biotechnology 17.50%                                                                               49,664,485
340,000   Amgen, Inc.*                                                                                      15,830,400
 75,000   Amylin Pharmaceuticals, Inc.*                                                                      1,303,500
 45,000   Biogen, Inc.*                                                                                      1,651,050
 75,000   Cephalon, Inc.                                                                                     3,770,250
 40,000   Chiron Corp.*                                                                                      1,580,000
130,000   Genentech, Inc.*                                                                                   4,431,700
 50,000   Genzyme Corp.*                                                                                     1,392,500
130,000   Gilead Sciences, Inc.*                                                                             4,516,200
100,000   Human Genome Sciences, Inc.*                                                                         977,000
120,000   IDEC Pharmaceuticals Corp.*                                                                        5,522,400
 35,000   InterMune, Inc.*                                                                                   1,285,550
 57,500   Invitrogen Corp.*                                                                                  1,603,100
230,000   Millennium Pharmaceuticals, Inc.*                                                                  1,711,200
 35,000   Neurocrine Biosciences, Inc.*                                                                      1,571,500
 30,750   NPS Pharmaceuticals, Inc.*                                                                           798,885
 32,500   Trimeris, Inc.*                                                                                    1,719,250

Drugs -- Diversified 7.07%                                                                                  20,049,500
100,000   Abbott Laboratories                                                                                4,187,000
270,000   Johnson & Johnson                                                                                 15,862,500

Drugs -- Major -- Domestic 10.41%                                                                           29,534,550
 50,000   AstraZeneca Plc American Depositary Receipts (ADR)
          (United Kingdom)                                                                                   1,877,500
130,000   Merck & Co., Inc.                                                                                  7,051,200
 70,000   Novartis AG (ADR) (Switzerland)                                                                    2,655,800
565,000   Pfizer, Inc.                                                                                      17,950,050

Drugs -- Specialty 10.13%                                                                                   28,740,550
110,000   Alcon, Inc.* (Switzerland)                                                                         4,512,200
 80,000   Allergan, Inc.                                                                                     4,356,000
 90,000   Biovail Corp.* (Canada)                                                                            2,848,500
 65,000   Celgene Corp.*                                                                                     1,439,750
 60,000   Forest Laboratories, Inc.*                                                                         5,879,400
 60,000   King Pharmaceuticals, Inc.*                                                                          921,000
 65,000   Medicis Pharmaceutical Corp. (Class A)*                                                            2,983,500
 40,000   Scios, Inc.*                                                                                       1,154,400
 60,000   Teva Pharmaceutical Industries Ltd. (ADR) (Israel)                                                 4,645,800

Drugs & Sundries -- Wholesale 3.72%                                                                         10,563,250
 75,000   Cardinal Health, Inc.                                                                              5,190,750
150,000   Caremark Rx, Inc.*                                                                                 2,655,000
 50,000   Express Scripts, Inc.*                                                                             2,717,500

Health Care -- Hospitals 6.38%                                                                              18,099,135
120,000   Community Health Systems, Inc.*                                                                    2,820,000
160,000   HCA, Inc.                                                                                          6,958,400
118,100   HEALTHSOUTH Corp.*                                                                                   513,735
 80,000   LifePoint Hospitals, Inc.*                                                                         2,508,000
100,000   Tenet Healthcare Corp.*                                                                            2,875,000
 50,000   Universal Health Services, Inc. (Class B)*                                                         2,424,000

Health Care -- Services 8.67%                                                                               24,617,672
 23,450   Accredo Health, Inc.*                                                                              1,085,266
 75,000   Advisory Board Co. (The)*                                                                          2,403,750
 75,000   Alliance Imaging, Inc.*                                                                              841,500
 35,000   AMN Healthcare Services, Inc.*                                                                       506,100
193,529   Charles River Laboratories International, Inc.*                                                    7,112,190
130,000   Covance, Inc.*                                                                                     2,896,400
 33,800   Cross Country, Inc.*                                                                                 417,092
115,000   DaVita, Inc.*                                                                                      2,756,550
 70,000   ICON Plc (ADR) (Ireland) *                                                                         1,689,170
 33,100   Medical Staffing Network Holdings, Inc.*                                                             441,554
 70,000   Quest Diagnostics, Inc.*                                                                           4,468,100

Instruments -- Scientific 1.13%                                                                              3,214,200
100,000   Affymetrix, Inc.*                                                                                  2,610,000
285,000   Bruker AXS, Inc.*                                                                                    604,200

Insurance 10.35%                                                                                            29,361,200
100,000   Anthem, Inc.*                                                                                      6,300,000
175,000   UnitedHealth Group, Inc.                                                                          15,916,250
 95,000   Wellpoint Health Networks, Inc.*                                                                   7,144,950

Medical Devices and Products 22.37%                                                                         63,476,175
 90,000   Baxter International, Inc.                                                                         2,251,800
 42,500   Beckman Coulter, Inc.                                                                              1,183,625
 50,000   Biomet, Inc.                                                                                       1,473,000
 80,000   Cerus Corp.*                                                                                       1,425,600
130,000   Cytyc Corp.*                                                                                       1,359,800
 70,000   DENTSPLY International, Inc.                                                                       2,584,400
 75,000   Diagnostic Products Corp.                                                                          3,093,750
 70,000   Edwards Lifesciences Corp.*                                                                        1,798,300
 70,000   Guidant Corp.                                                                                      2,069,900
157,500   Integra LifeSciences Holdings *                                                                    2,176,650
 70,000   Kyphon, Inc. *                                                                                       662,200
350,000   Medtronic, Inc.                                                                                   15,680,000
 80,000   Robbins & Myers, Inc.                                                                              1,227,200
120,000   St. Jude Medical, Inc. *                                                                           4,273,200
150,000   Stryker Corp.                                                                                      9,465,000
200,000   Thoratec Corp.*                                                                                    1,780,000
 90,000   Varian Medical Systems, Inc.*                                                                      4,339,800
 75,000   Wilson Greatbatch Technologies, Inc.*                                                              2,097,750
110,000   Zimmer Holdings, Inc.*                                                                             4,534,200


                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 26.79%                                                                             $76,031,271
(Cost $76,031,271)

Joint Repurchase Agreement 2.04%
Investment in a joint repurchase agreement
transactions with Barclays Capital, Inc.,
Dated 10-31-02, due 11-01-02 (Secured by
U.S. Treasury Inflation Indexed Note 3.00%
due 07-15-12)                                                                   1.90%          $5,793       5,793,000

                                                                                               SHARES
Cash Equivalents 24.75%
AIM Cash Investment Trust**                                                                70,238,271      70,238,271

TOTAL INVESTMENTS 125.52%                                                                                $356,200,788

OTHER ASSETS AND LIABILITIES, NET (25.52%)                                                               ($72,410,579)

TOTAL NET ASSETS 100.00%                                                                                 $283,790,209

 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

October 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
and the maximum
offering price per
share.

ASSETS
Investments at value (cost $304,518,313)                         $356,200,788
Cash                                                                      558
Receivable for investments sold                                     8,736,969
Receivable for shares sold                                            211,871
Dividends and interest receivable                                      26,803
Other assets                                                           10,837

Total assets                                                      365,187,826

LIABILITIES
Payable for investments purchased                                  10,195,783
Payable for shares repurchased                                        114,079
Payable for securities on loan                                     70,238,271
Payable to affiliates                                                 757,635
Other payables and accrued expenses                                    91,849

Total liabilities                                                  81,397,617

NET ASSETS
Capital paid-in                                                   267,721,802
Accumulated net realized loss on investments and
  foreign currency transactions                                   (35,608,646)
Net unrealized appreciation of investments and
  translation of assets and liabilities in foreign currencies      51,682,535
Accumulated net investment loss                                        (5,482)

Net assets                                                       $283,790,209

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($110,377,533 [DIV] 3,183,454 shares)                          $34.67
Class B ($161,577,048 [DIV] 4,988,745 shares)                          $32.39
Class C ($11,835,628 [DIV] 365,442 shares)                             $32.39

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($34.67 [DIV] 95%)                                           $36.49
Class C ($32.39 [DIV] 99%)                                             $32.72

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (net of foreign
  withholding taxes of $4,525)                                     $1,417,512
Interest                                                              241,827
Securities lending income                                             166,033

Total investment income                                             1,825,372

EXPENSES
Investment management fee                                           2,638,584
Class A distribution and service fee                                  391,771
Class B distribution and service fee                                2,036,882
Class C distribution and service fee                                  140,905
Transfer agent fee                                                  1,528,425
Custodian fee                                                          75,190
Accounting and legal services fee                                      73,585
Registration and filing fee                                            41,300
Auditing fee                                                           31,200
Advisory board fee                                                     28,910
Printing                                                               23,968
Trustees' fee                                                          23,080
Miscellaneous                                                          20,536
Legal fee                                                               5,193
Interest expense                                                          843

Total expenses                                                      7,060,372
Less expense reductions                                                (4,366)

Net expenses                                                        7,056,006

Net investment loss                                                (5,230,634)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                                       (15,483,628)
Foreign currency transactions                                          (4,635)
Change in net unrealized appreciation (depreciation) of
Investments                                                       (31,410,317)
Translation of assets and liabilities in foreign currencies                58

Net realized and unrealized loss                                  (46,898,522)

Decrease in net assets from operations                           ($52,129,156)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                      YEAR          YEAR
                                                     ENDED         ENDED
                                                  10-31-01      10-31-02
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                            ($5,603,375)  ($5,230,634)

Net realized loss                              (18,319,007)  (15,488,263)
Change in net unrealized
  appreciation (depreciation)                  (44,735,437)  (31,410,259)

Decrease in net assets
  resulting from operations                    (68,657,819)  (52,129,156)

Distributions to shareholders
From net realized gain
Class A                                        (12,731,986)           --
Class B                                        (22,142,336)           --
Class C                                         (1,081,725)           --
                                               (35,956,047)           --
From Fund share transactions                     8,946,471   (54,454,608)

NET ASSETS
Beginning of period                            486,041,368   390,373,973

End of period 1                               $390,373,973  $283,790,209


1 Includes accumulated net investment loss of $4,455 and $5,482, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $30.25      $33.89      $34.28      $49.99      $40.06
Net investment loss 1                                    (0.23)      (0.18)      (0.33)      (0.37)      (0.41)
Net realized and unrealized
  gain (loss) on investments                              4.38        0.57       16.04       (5.99)      (4.98)
Total from
  investment operations                                   4.15        0.39       15.71       (6.36)      (5.39)
Less distributions
From net realized gain                                   (0.51)         --          --       (3.57)         --
Net asset value,
  end of period                                         $33.89      $34.28      $49.99      $40.06      $34.67
Total return 2 (%)                                       13.91        1.15       45.83      (13.56)     (13.45)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $84         $93        $178        $145        $110
Ratio of expenses to
  average net assets (%)                                  1.61        1.60        1.50        1.50        1.59
Ratio of net investment
  loss to average net assets (%)                         (0.71)      (0.52)      (0.75)      (0.87)      (1.06)
Portfolio turnover (%)                                      39          61         147          91          85

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $29.40      $32.69      $32.83      $47.55      $37.68
Net investment loss 1                                    (0.45)      (0.41)      (0.60)      (0.63)      (0.63)
Net realized and unrealized
  gain (loss) on investments                              4.25        0.55       15.32       (5.67)      (4.66)
Total from
  investment operations                                   3.80        0.14       14.72       (6.30)      (5.29)
Less distributions
From net realized gain                                   (0.51)         --          --       (3.57)         --
Net asset value,
  end of period                                         $32.69      $32.83      $47.55      $37.68      $32.39
Total return 2 (%)                                       13.11        0.43       44.84      (14.18)     (14.04)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $124        $152        $294        $231        $162
Ratio of expenses to
  average net assets (%)                                  2.31        2.30        2.20        2.20        2.29
Ratio of net investment
  loss to average net assets (%)                         (1.41)      (1.22)      (1.46)      (1.57)      (1.76)
Portfolio turnover (%)                                      39          61         147          91          85

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 3  10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $33.94      $32.83      $47.55      $37.68
Net investment loss 1                                    (0.28)      (0.64)      (0.63)      (0.63)
Net realized and unrealized
  gain (loss) on investments                             (0.83)      15.36       (5.67)      (4.66)
Total from
  investment operations                                  (1.11)      14.72       (6.30)      (5.29)
Less distributions
From net realized gain                                      --          --       (3.57)         --
Net asset value,
  end of period                                         $32.83      $47.55      $37.68      $32.39
Total return 2 (%)                                       (3.27) 4    44.84      (14.18)     (14.04)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $2         $14         $15         $12
Ratio of expenses to
  average net assets (%)                                  2.40 5      2.20        2.20        2.29
Ratio of net investment
  loss to average net assets (%)                         (1.30) 5    (1.50)      (1.58)      (1.76)
Portfolio turnover (%)                                      61         147          91          85

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Class C shares began operations on 3-1-99.

4 Not annualized.

5 Annualized.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Health Sciences Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or if the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2002, the Fund loaned securities having a market value of $68,861,050 collateralized by cash in the amount of $70,238,271. The cash collateral was invested in a short-term instrument.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction. The Fund had no open forward foreign currency exchange contracts on October 31, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $29,055,115 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $16,212,040 and October 31, 2010 -- $12,843,075.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's daily average net asset value in excess of $200,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by brokerage commissions offsets applied during the period. Accordingly, the custody expense reduction amounted to $4,366 and had no impact on the Fund's ratio of expenses to average net assets, for the year ended October 31, 2002.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $249,274 with regard to sales of Class A shares. Of this amount, $31,404 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $167,863 was paid as sales commissions to unrelated broker-dealers and $50,007 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $27,882 with regard to sales of Class C shares. Of this amount, $26,615 was paid as sales commissions to unrelated broker-dealers and $1,267 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2002, CDSCs received by JH Funds amounted to $556,552 for Class B shares and $4,335 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses. Effective January 1, 2003, the Fund will pay a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health-care developments, for which the Fund pays the advisory board a fee.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen-sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compen-sation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                YEAR ENDED 10-31-01           YEAR ENDED 10-31-02
                              SHARES         AMOUNT       SHARES           AMOUNT
CLASS A SHARES
Sold                       1,190,826    $51,149,984      811,501      $30,907,585
Distributions reinvested     256,996     11,670,104           --               --
Repurchased               (1,394,861)   (58,913,287)  (1,238,558)     (46,192,043)
Net increase (decrease)       52,961     $3,906,801     (427,057)    ($15,284,458)

CLASS B SHARES
Sold                       1,344,113    $54,493,128      629,775      $23,090,576
Distributions reinvested     436,023     18,748,579           --               --
Repurchased               (1,834,129)   (72,073,601)  (1,767,118)     (61,384,888)
Net increase (decrease)      (53,993)    $1,168,106   (1,137,343)    ($38,294,312)

CLASS C SHARES
Sold                         186,889     $7,462,957       97,382       $3,575,235
Distributions reinvested      21,606        928,520           --               --
Repurchased                 (113,626)    (4,519,913)    (128,009)      (4,451,073)
Net increase (decrease)       94,869     $3,871,564      (30,627)       ($875,838)

NET INCREASE (DECREASE)       93,837     $8,946,471   (1,595,027)    ($54,454,608)

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2002, aggregated $286,604,415 and $331,621,678, respectively.

The cost of investments owned on October 31, 2002, including short-term investments, for federal income tax purposes was $311,021,649. Gross unrealized appreciation and depreciation of investments aggregated $62,207,708 and $17,028,569, respectively, resulting in net unrealized appreciation of $45,179,139. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended October 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $5,521, a decrease in accumulated net investment loss of $5,229,607 and a decrease in capital paid- in of $5,235,128. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses and foreign currency gains and losses in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment loss per share in the financial highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent Auditors

To the Board of Trustees and Shareholders of John Hancock Health Sciences Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Health Sciences Fund, (a series of John Hancock World Fund) (the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2002



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2002.

If the Fund paid dividends during the fiscal year, shareholders will be mailed a 2002 U.S. Treasury Department form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for the calendar year 2002.




TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1991                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         1991                31
Chairman, President, and Chief Executive Officer, Brookline Bancorp.
(lending) (since 1972); Trustee, Northeastern University (education);
Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1991                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            1996                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

Gail D. Fosler 2, Born: 1947                                                                1994                31
Senior Vice President and Chief Economist, The Conference Board
(non-profit economic and business research) (since 1989); Director, Unisys
Corp. (since 1993); Director, H.B. Fuller Company (since 1992) and
DBS Holdings (Singapore) (banking and financial services) (since 1999);
Director, National Bureau of Economic Research (academic) (since 1989);
Director, Baxter International (medical health care) (since 2001).

William F. Glavin, Born: 1932                                                               1996                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

Patti McGill Peterson, Born: 1943                                                           1996                39
Executive Director, Council for International Exchange of Scholars (since
1998), Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 1996                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   1996                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource
Group, Independence Investment LLC, Independence Fixed Income LLC,
John Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial
Group, LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John
Hancock Funds"), Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.")
(until 1999) and John Hancock Signature Services, Inc. ("Signature
Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence Investment LLC,
Independence Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1992
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1991
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1991
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.

ADVISORY BOARD 4
                                                                                                                ADVISORY
NAME, AGE                                                                                                       BOARD
PRINCIPAL OCCUPATION(S) AND OTHER                                                                               MEMBER
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Deeb Salem, MD, Born: 1944                                                                                      1992
Chief Medical Officer and Professor of Medicine, New England Medical Center Hospitals --
Tufts University School of Medicine.

Martin A. Samuels, MD, Born: 1945                                                                               1992
Chief of Neurology -- Brigham and Women's Hospital.


The business address for all Trustees, Advisory Board Members and Officers is 101 Huntington Avenue, Boston Massachusetts, 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

4 The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health-care developments.



FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


HOW TO
CONTACT US

On the Internet                    www.jhfunds.com

By regular mail                    John Hancock Signature Services, Inc.
                                   1 John Hancock Way, Suite 1000
                                   Boston, MA 02217-1000

By express mail                    John Hancock Signature Services, Inc.
                                   Attn: Mutual Fund Image Operations
                                   529 Main Street
                                   Charlestown, MA 02129

Customer service representatives   1-800-225-5291

24-hour automated information      1-800-338-8080

TDD line                       	   1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Health Sciences Fund.


2800A 10/02
      12/02






John Hancock
Pacific Basin
Equities Fund

ANNUAL
REPORT

10.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

Trustees & officers
page 27

For your information
page 33


Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly for much of the year. Despite a strong rally in October, the broad Standard & Poor's 500 Index is down 22% year to date through October, the Dow Jones Industrial Average is off 15% and the technology-laden Nasdaq Composite Index has fallen 32%. Investors in equity mutual funds have been unable to escape the market's descent, as 99% of all U.S. diversified equity funds have produced negative results through October, according to Lipper, Inc., and the average equity fund has lost 23%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short-term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing
primarily in stocks
of companies
located in the
Pacific Basin.

Over the last twelve months

* Global economic growth remained sluggish.

* Concerns over Middle East violence and terrorism dampened investor enthusiasm for stocks.

* Pacific Rim markets rallied early in the period, then sagged as the prospect of a strong economic recovery worldwide dimmed.

[Bar chart with heading "John Hancock Pacific Basin Equities Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2002." The chart is scaled in increments of 1% with -5% at the bottom and 0% at the top. The first bar represents the -4.05% total return for Class A. The second bar represents the -4.70% total return for Class B. The third bar represents the -4.70% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.6%   Takeda Chemical Industries, Ltd.
 2.5%   Kao Corp.
 2.4%   Hoya Corp.
 2.2%   Lion Corp.
 2.1%   East Japan Railway Co.
 2.1%   Funai Electric Co., Ltd.
 2.1%   SK Telecom Co., Ltd.
 2.1%   SMC Corp.
 1.9%   Shiseido Co., Ltd.
 1.8%   Singapore Press Holdings Ltd.

As a percentage of net assets on October 31, 2002.



BY SHU NUNG LEE, CFA, FOR THE NICHOLAS-APPLEGATE CAPITAL MANAGEMENT PORTFOLIO MANAGEMENT TEAM

John Hancock
Pacific Basin Equities Fund

MANAGERS'
REPORT

Following two consecutive years of decline in the global stock market, investors could not be faulted for hoping that better days lay ahead. However, these hopes were dashed as equity markets around the world continued to retreat during the 12-month period ended October 31, 2002.

The reporting period began with a powerful rally as investors rebuilt their shattered confidence and sentiment improved following the September 11, 2001 terrorist attacks on U.S. soil. In the wake of the attacks, coordinated action by the world's central bankers led to unprecedented stimulus in the form of interest-rate reductions and injections of liquidity into the markets. The stimulus began to have its desired effect late in 2001, as encouraging economic reports indicated that a recovery was indeed underway. Emerging markets, which tend to benefit in such an environment, rallied as 2002 opened.

"...equity markets around
 the world continued
 to retreat..."

In Japan, which dominates the Pacific Rim region, equities fell early in the period, due to weak economic fundamentals, including persistent deflation, rising unemployment and falling industrial production. Concerns over the pace of government reform added to selling pressure. From February through May, however, Japan's stock market advanced strongly based on technical reasons (limitations placed on short selling, for example), talk of restructuring the country's troubled financial system and reports showing a potential bottom in economic activity.

The rally faded in the summer and early fall as banking problems with bad loans persisted, the economy faltered and reform efforts were watered down. As a result, Japan did not participate in the rebound in stock prices enjoyed by its developed counterparts worldwide.

The Pacific Rim region as a whole came under pressure as a deterioration in the global economy, earnings disappointments and ongoing Middle East violence -- including the threat of U.S. military action against Iraq -- weighed on investor sentiment. After posting four months of consecutive gains from February to March, the MSCI All Country Pacific Free Index gave up ground in the last five months of the reporting period.

FUND PERFORMANCE EXPLAINED

For the 12 months ended October 31, 2002, John Hancock Pacific Basin Equities Fund's Class A, Class B and Class C shares posted total returns of -4.05%, -4.70% and -4.70%, respectively, at net asset value.
During the same period, the average Pacific region fund returned
-6.58%, according to Lipper, Inc.,1 while the benchmark MSCI All
Country Pacific Free Index returned -9.48%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

"...outperformance was
 driven largely by favor
 able stock selection in the
 producers/manufacturing
 and consumer non-
 durables sectors."

The portfolio's solid outperformance was driven largely by favorable stock selection in the producers/manufacturing and consumer non-durables sectors. In particular, building materials and apparel holdings registered significant gains during the period. On the downside, financial services and health-care stocks in the portfolio fared poorly, with money-center banks and medical specialty supply companies declining sharply.

By country, stock selection in Japan was positive, and an underweight position also benefited relative performance. Stock selection in South Korea and Indonesia also proved beneficial. Meanwhile, holdings in Australia -- which for most of 2002 had been among the world's strongest economies -- and Singapore helped depress both absolute and relative returns.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Electronics 21%, the second is Cosmetics & personal care 10%, the third Telecommunications 8%, the fourth
Banks--foreign 5%, and the fifth Retail 5%.]

The portfolio's best-performing stocks for the period included Nissan Motor Co. of Japan, and High Fashion International of Hong Kong, both of which we sold, and South Korea's Samsung Electronics. Leading decliners included United Microelectronics Corp. of Taiwan, LG Electronics of South Korea, and Singapore-based Flextronics.

[Bar chart at middle of page with heading "Top five countries As a percentage of net assets on 10-31-02." The chart is divided into five sections: Japan 55%, South Korea 12%, Taiwan 8%, Hong Kong 7% and
Singapore 3%.]

PORTFOLIO SHIFTS

During the period, we trimmed exposure to technology stocks, for which growth prospects are uncertain, and added to holdings in the consumer non-durables sector. By country, we reduced our position in Australia and Hong Kong while increasing exposure to Japanese equities.

In October, we shifted our position in Japan away from cyclical stocks in favor of export-oriented equities, which we believed exhibited greater fundamental strength and more attractive appreciation potential.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Nissan Motor followed by an up arrow with the phrase "New models prove popular." The second listing is United Microelectronics followed by a down arrow with the phrase "Weak corporate IT spending and slowing consumer PC sales cut demand." The third listing is Samsung Electronics followed by an up arrow with the phrase "Strong growth in three business units."]

OUTLOOK

In the near term, we believe weak economic data worldwide and uncertainty over Iraq will continue to put downward pressure on Pacific Rim equities. We are especially cautious on our outlook for Japan, where resistance to reform is preventing the government from making meaningful progress.

"...we remain confident in
 our ability to uncover
 pockets of investment
 opportunity in the
 Pacific Rim..."

For investors to regain confidence and rekindle enthusiasm for equities, a return to profitability and increased visibility regarding corporate earnings in the fourth quarter and into 2003 is paramount. An improvement in the economies of the United States and European countries would help stimulate end-user demand for the products supplied by the export-oriented economies of the Pacific Basin.

Nicholas-Applegate's bottom-up investment process emphasizes rigorous, company-specific research. As a result, we remain confident in our ability to uncover pockets of investment opportunity in the Pacific Rim, despite challenging market conditions. Finally, we thank you for your patience and support during what has been a challenging period for investors.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2002

The index used for
comparison is the
Morgan Stanley
Capital International
(MSCI) All Country
Pacific Free Index, an
unmanaged index
composed of compa-
nies in Australia, Japan
and certain other
Pacific Basin countries.

It is not possible to
invest in an index.
                               Class A      Class B      Class C        Index
Inception date                  9-8-87       3-7-94       3-1-99          --

Average annual returns with maximum sales charge (POP)
One year                        -8.88%       -9.46%       -6.57%       -6.94%
Five years                      -5.01%       -5.07%          --        -5.54%
Ten years                        0.35%          --           --        -1.17%
Since inception                    --        -5.43%       -0.84%          --

Cumulative total returns with maximum sales charge (POP)
One year                        -8.88%       -9.46%       -6.57%       -6.94%
Five years                     -22.67%      -22.90%          --       -24.78%
Ten years                        3.59%          --           --       -11.13%
Since inception                    --       -38.29%       -3.03%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Morgan Stanley Capital International (MSCI) All Country Pacific Free Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Pacific Basin Equities Fund, before sales charge, and is equal to $10,903 as of October 31, 2002. The second line represents the value of the same hypothetical investment made in the John Hancock Pacific Basin Equities Fund, after sales charge, and is equal to $10,359 as of October 31, 2002. The third line represents the Index and is equal to $8,887 as of October 31, 2002.

                                    Class B 1    Class C 1
Period beginning                     3-7-94       3-1-99
Without sales charge                 $6,171       $9,793
With maximum sales charge                --       $9,695
Index                                $5,661       $8,248

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2002

This schedule is divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. Common stocks and preferred stocks are further broken down by country. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES      ISSUER                                                                                              VALUE
COMMON STOCKS 91.44%                                                                                      $20,278,902
(Cost $21,610,154)

Australia 2.53%                                                                                              $561,138
   22,600   Australia & New Zealand Banking Group Ltd.
            (Banks -- Foreign)                                                                                236,185
   47,563   Woolworths Ltd. (Retail)                                                                          324,953

Hong Kong 7.31%                                                                                             1,621,076
  118,000   ASM Pacific Technology Ltd. (Electronics)                                                         229,210
   92,000   China Mobile Ltd.* (Telecommunications)                                                           225,889
   92,500   CLP Holdings Ltd. (Utilities)                                                                     374,772
  685,500   Dickson Concepts International Ltd. (Retail)                                                      151,173
   78,000   Henderson Land Development Co., Ltd. (Real Estate Operations)                                     237,018
  435,500   Hongkong & Shanghai Hotels Ltd. (Leisure)                                                         175,889
  968,000   Tungtex Holdings Co., Ltd. (Textile)                                                              227,125

Indonesia 2.79%                                                                                               618,164
5,825,000   PT Bank Pan Indonesia Tbk (Banks -- Foreign)                                                      107,286
5,255,500   Pt Bentoel Internasional Investama Tbk* (Tobacco)                                                  71,174
3,690,500   PT Perusahaan Perkebunan London Sumatra Indonesia Tbk*
            (Agricultural Operations)                                                                         113,954
  124,500   PT Sepatu Bata Tbk (Retail)                                                                       242,795
  249,000   PT Telekomunikasi Indonesia (Telecommunications)                                                   82,955

Japan 54.56%                                                                                               12,100,052
   14,700   ABC-Mart, Inc. (Retail)                                                                           161,987
    9,400   Aderans Co., Ltd. (Cosmetics & Personal Care)                                                     204,481
    6,600   Advantest Corp. (Electronics)                                                                     217,865
   46,000   Alca Kogyo Co., Ltd. (Chemicals)                                                                  279,732
   51,000   Asahi Glass Co., Ltd. (Building)                                                                  305,142
    9,000   CANON, Inc. (Office)                                                                              332,055
    4,200   Citizen Electronic Co., Ltd. (Electronics)                                                        284,548
      103   East Japan Railway Co. (Transport)                                                                469,137
   12,700   Fukuda Denshi Co., Ltd. (Medical)                                                                 234,283
    4,300   Funai Electric Co., Ltd. (Electronics)                                                            464,362
   27,000   Hokkaido Electric Power Co., Inc. (Utilities)                                                     344,911
    7,700   Hoya Corp. (Electronics)                                                                          528,585
   58,000   Jeol Ltd. (Instruments -- Scientific)                                                             263,701
   24,000   Kao Corp. (Cosmetics & Personal Care)                                                             548,527
    9,000   Konami Corp. (Computers)                                                                          214,513
    9,120   Kose Corp. (Cosmetics & Personal Care)                                                            282,139
       52   Kubotek Corp. (Electronics)                                                                        42,446
  118,000   Lion Corp. (Cosmetics & Personal Care)                                                            492,188
       47   Millea Holdings, Inc.* (Insurance)                                                                351,033
    8,300   Murata Manufacturing Co., Ltd. (Electronics)                                                      392,270
    2,200   Nintendo Co., Ltd. (Leisure)                                                                      211,901
       70   Office Building Fund of Japan, Inc. (Real Estate Investment Trust)                                338,830
   89,000   Okamura Corp. (Office)                                                                            389,389
    3,200   Otsuka Kagu Ltd. (Retail)                                                                          51,457
    6,100   Plenus Co., Ltd. (Retail)                                                                         204,147
   51,000   Sekisui Chemical Co., Ltd. (Building)                                                             134,462
    4,300   Shin-Etsu Chemical Co., Ltd. (Chemicals)                                                          132,675
   37,000   Shiseido Co., Ltd. (Cosmetics & Personal Care)                                                    411,346
    5,800   SMC Corp. (Machinery)                                                                             459,228
    7,000   Sony Corp. (Electronics)                                                                          301,118
       17   Sparx Asset Management Co., Ltd. (Finance)                                                        277,528
   70,000   Sumitomo Mitsu Banking Corp. (Banks -- Foreign)                                                   289,691
    6,800   Suruga Co., Ltd. (Manufacturing)                                                                  129,328
    5,100   Taiyo Ink Manufacturing Co., Ltd. (Chemicals)                                                     154,028
   14,000   Takeda Chemical Industries, Ltd. (Medical)                                                        581,667
   15,900   THK Co., Ltd. (Machinery)                                                                         161,972
   16,300   Towa Corp. (Manufacturing)                                                                        106,839
   13,500   Toyota Motor Corp. (Automobile / Trucks)                                                          328,381
    7,900   Uni-Charm Corp. (Cosmetics & Personal Care)                                                       292,115
   19,800   Urban Corp. (Real Estate Operations)                                                              141,579
   27,500   Yamaichi Electronics Co., Ltd. (Electronics)                                                      250,061
   14,000   Yamato Transport Co., Ltd. (Transport)                                                            199,412
    9,900   Yushin Precision Equipment Co., Ltd. (Machinery)                                                  138,993

Malaysia 2.19%                                                                                                485,448
  103,200   Malayan Banking Berhad (Banks -- Foreign)                                                         224,053
   59,000   Telekom Malaysia Berhad (Telecommunications)                                                      119,553
   77,000   Unisem (M) Berhad (Electronics)                                                                   141,842

Singapore 3.34%                                                                                               741,576
   35,000   Singapore Press Holdings Ltd. (Media)                                                             392,479
   46,000   United Overseas Bank Ltd. (Banks -- Foreign)                                                      349,097

South Korea 10.76%                                                                                          2,386,124
   13,088   INTOPS Co., Ltd.* (Telecommunications)                                                            171,320
   35,310   Jahwa Electronics Co., Ltd. (Electronics)                                                         234,144
    2,450   Kumgang Korea Chemical Co., Ltd. (Building)                                                       241,280
   10,160   LG Electronics Investment Ltd. (Diversified Operations)                                           111,731
    7,060   LG Electronics, Inc.* (Electronics)                                                               214,378
   12,700   LG Household & Health Care Ltd. (Soap & Cleaning Preparations)                                    187,608
   22,340   Pantech Co., Ltd.* (Telecommunications)                                                           237,426
    4,830   Samsung Electro Mechanics Co., Ltd. (Electronics)                                                 183,726
      470   Samsung Electronics Co., Ltd. (Electronics)                                                       133,073
   23,100   SK Telecom Co., Ltd. ADR (Telecommunications)                                                     463,617
   11,010   You Eal Electronics Co., Ltd. (Telecommunications)                                                207,821

Taiwan 7.96%                                                                                                1,765,324
  470,000   AU Optronics Corp.* (Electronics)                                                                 296,159
  187,000   Benq Corp. (Telecommunications)                                                                   267,950
   10,000   Compeq Manufacturing Co., Ltd.* (Electronics)                                                       7,625
  309,000   Evergreen Marine Corp. (Transport)                                                                127,139
      920   Formosa Chemicals & Fibre Corp. (Chemicals)                                                           829
  211,000   Fubon Financial Holding Co., Ltd,* (Diversified Operations)                                       183,953
   14,400   Hon Hai Precision Industry Co., Ltd. (Electronics)                                                 51,998
   24,000   MediaTek, Inc. (Electronics)                                                                      224,428
  213,400   Test-Rite International Co., Ltd. (Diversified Operations)                                        157,187
  338,182   United Microelectronics Corp.* (Electronics)                                                      245,207
  282,000   Wan Hai Lines Ltd. (Transport)                                                                    202,849

PREFERRED STOCKS 1.18%                                                                                       $261,108
(Cost $112,944)

South Korea 1.18%
    1,940   Samsung Electronics Co., Ltd. (Electronics)                                                       261,108

WARRANTS 2.99%                                                                                               $663,667
(Cost $732,150)

India 2.99%                                                                                                   663,667
   98,338   Hindustan Lever Ltd.* (Soap & Cleaning Preparations)                                              326,099
   26,529   ITC Ltd.* (Tobacco)                                                                               337,568

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 0.51%                                                                                 $113,000
(Cost $113,000)

Joint Repurchase Agreement 0.51%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 10-31-02, due 11-01-02 (Secured by
U.S. Treasury Inflation Indexed Note, 3.00%
due 07-15-12)                                                                   1.90%           $113         113,000

TOTAL INVESTMENTS 96.12%                                                                                  $21,316,677

OTHER ASSETS AND LIABILITIES, NET 3.88%                                                                      $860,245

TOTAL NET ASSETS 100.00%                                                                                  $22,176,922


* Non-income producing security.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

October 31, 2002
(unaudited)

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.
                                               VALUE AS A PERCENTAGE
INVESTMENT CATEGORIES                             OF NET ASSETS

Agricultural Operations                               0.51%
Automobile/Trucks                                     1.48
Banks -- Foreign                                      5.44
Building                                              3.07
Chemicals                                             2.56
Computers                                             0.97
Cosmetics & Personal Care                            10.06
Diversified Operations                                2.04
Electronics                                          21.21
Finance                                               1.25
Instruments -- Scientific                             1.19
Insurance                                             1.58
Leisure                                               1.75
Machinery                                             3.43
Manufacturing                                         1.07
Media                                                 1.77
Medical                                               3.68
Office                                                3.25
Real Estate Investment Trust                          1.53
Real Estate Operations                                1.71
Retail                                                5.12
Soap & Cleaning Preparations                          2.32
Telecommunications                                    8.01
Textile                                               1.02
Tobacco                                               1.84
Transport                                             4.50
Utilities                                             3.25
Short-term investments                                0.51

Total investments                                    96.12%

See notes to
financial statements.



ASSETS AND
LIABILITIES

October 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
and the maximum
offering price per
share.

ASSETS
Investments at value (cost $22,568,248)                           $21,316,677
Cash                                                                      128
Foreign cash at value (cost $1,008,054)                             1,012,267
Receivable for investments sold                                       590,942
Receivable for shares sold                                              9,100
Dividends and interest receivable                                      43,895
Other assets                                                            4,144

Total assets                                                       22,977,153

LIABILITIES
Payable for investments purchased                                     621,438
Payable for shares repurchased                                         13,900
Payable to affiliates                                                  71,616
Other payables and accrued expenses                                    93,277

Total liabilities                                                     800,231

NET ASSETS
Capital paid-in                                                    37,001,815
Accumulated net realized loss on investments
  and foreign currency transactions                               (13,573,676)
Net unrealized depreciation of investments and translation
  of assets and liabilities in foreign currencies                  (1,248,129)
Accumulated net investment loss                                        (3,088)

Net assets                                                        $22,176,922

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($10,764,571 [DIV] 1,165,914 shares)                            $9.23
Class B ($10,455,247 [DIV] 1,198,673 shares)                            $8.72
Class C ($957,104 [DIV] 109,821 shares)                                 $8.72

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($9.23 [DIV] 95%)                                             $9.72
Class C ($8.72 [DIV] 99%)                                               $8.81

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $66,935)              $400,267
Interest (including securities lending income of $2,363)               26,598

Total investment income                                               426,865

EXPENSES
Investment management fee                                             216,195
Class A distribution and service fee                                   38,120
Class B distribution and service fee                                  136,466
Class C distribution and service fee                                    6,713
Transfer agent fee                                                    195,100
Custodian fee                                                         126,457
Auditing fee                                                           31,300
Registration and filing fee                                            31,124
Accounting and legal services fee                                       5,706
Interest expense                                                        4,078
Miscellaneous                                                           2,520
Trustee's fee                                                           1,600

Total expenses                                                        795,379

Net investment loss                                                  (368,514)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
Investments                                                           665,130
Foreign currency transactions                                        (188,772)
Change in unrealized appreciation (depreciation) of
Investments                                                        (1,100,142)
Translation of assets and liabilities in foreign currencies             5,616

Net realized and unrealized loss                                     (618,168)

Decrease in net assets from operations                              ($986,682)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                       10-31-01      10-31-02
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                   ($389,339)    ($368,514)
Net realized gain (loss)                            (13,951,304)      476,358
Change in net unrealized appreciation
  (depreciation)                                        588,982    (1,094,526)

Decrease in net assets
  resulting from operations                         (13,751,661)     (986,682)

From Fund share transactions                        (13,643,041)   (2,622,422)

NET ASSETS
Beginning of period                                  53,180,728    25,786,026

End of period 1                                     $25,786,026   $22,176,922

1 Includes accumulated net investment loss of $3,183 and $3,088, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.63       $8.76      $14.46      $14.02       $9.62
Net investment income (loss) 1                            0.02       (0.09)      (0.14)      (0.08)      (0.10)
Net realized and unrealized
  gain (loss) on investments                             (2.89)       5.79        0.08       (4.32)      (0.29)
Total from investment
  operations                                             (2.87)       5.70       (0.06)      (4.40)      (0.39)
Less distributions
From net investment income                                  --          --       (0.37)         --          --
In excess of net investment income                          --          --       (0.01)         --          --
                                                            --          --       (0.38)         --          --
Net asset value,
  end of period                                          $8.76      $14.46      $14.02       $9.62       $9.23
Total return 2 (%)                                      (24.68)      65.07       (0.57)     (31.38)      (4.05)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $15         $33         $23         $12         $11
Ratio of expenses to
  average net assets (%)                                  2.46        2.37        2.06        2.67        2.57
Ratio of net investment
  income (loss) to average
  net assets (%)                                          0.22       (0.77)      (0.81)      (0.64)      (0.99)
Portfolio turnover (%)                                     230         174         258         448         293

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98    10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.32       $8.47      $13.89      $13.43       $9.15
Net investment loss 1                                    (0.04)      (0.17)      (0.25)      (0.15)      (0.17)
Net realized and unrealized
  gain (loss) on investments                             (2.81)       5.59        0.09       (4.13)      (0.26)
Total from investment
  operations                                             (2.85)       5.42       (0.16)      (4.28)      (0.43)
Less distributions
From net investment income                                  --          --       (0.29)         --          --
In excess of net investment income                          --          --       (0.01)         --          --
                                                            --          --       (0.30)         --          --
Net asset value,
  end of period                                          $8.47      $13.89      $13.43       $9.15       $8.72
Total return 2 (%)                                      (25.18)      63.99       (1.30)     (31.87)      (4.70)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $13         $37         $29         $14         $10
Ratio of expenses to
  average net assets (%)                                  3.16        3.07        2.77        3.37        3.27
Ratio of net investment
  loss to average
  net assets (%)                                         (0.48)      (1.47)      (1.51)      (1.36)      (1.69)
Portfolio turnover (%)                                     230         174         258         448         293

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 3  10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                    $9.09      $13.89      $13.43       $9.15
Net investment loss 1                                    (0.13)      (0.24)      (0.17)      (0.17)
Net realized and unrealized
  gain (loss) on investments                              4.93        0.08       (4.11)      (0.26)
Total from investment
  operations                                              4.80       (0.16)      (4.28)      (0.43)
Less distributions
From net investment income                                  --       (0.29)         --          --
In excess of net investment income                          --       (0.01)         --          --
                                                            --       (0.30)         --          --
Net asset value,
  end of period                                         $13.89      $13.43       $9.15       $8.72
Total return 2 (%)                                       52.81 4     (1.30)     (31.87)      (4.70)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $1          -- 6        $1
Ratio of expenses to
  average net assets (%)                                  3.14 5      2.77        3.37        3.27
Ratio of net investment
  loss to average net assets (%)                         (1.76) 5    (1.48)      (1.48)      (1.69)
Portfolio turnover (%)                                     174         258         448         293

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Class C shares began operations on 3-1-99.

4 Not annualized.

5 Annualized.

6 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Pacific Basin Equities Fund (the "Fund") is a diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on October 31, 2002.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had no open forward foreign currency exchange contracts on October 31, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $13,280,111 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires October 31, 2009.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, capital gains and repatriation taxes imposed by certain countries in which the Fund invests, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2002, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000. The Adviser has a subadvisory agreement Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $17,984 with regard to sales of Class A shares. Of this amount, $2,504 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $9,850 was paid as sales commissions to unrelated broker-dealers and $5,630 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $11,955 with regard to sales of Class C shares. Of this amount, $11,954 was paid as sales commissions to unrelated broker-dealers and $1 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2002, CDSCs received by JH Funds amounted to $34,186 for Class B shares and $1,860 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses.

Effective January 1, 2003, the Fund will pay a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                             YEAR ENDED 10-31-01        YEAR ENDED 10-31-02
                           SHARES         AMOUNT       SHARES        AMOUNT
CLASS A SHARES
Sold                    1,924,148    $23,188,386    1,121,272   $11,813,825
Repurchased            (2,348,182)   (28,626,186)  (1,180,930)  (12,396,555)
Net decrease             (424,034)   ($5,437,800)     (59,658)    ($582,730)

CLASS B SHARES
Sold                      398,606     $4,406,414      508,893    $5,177,571
Repurchased            (1,080,841)   (12,317,177)    (794,841)   (7,929,140)
Net decrease             (682,235)   ($7,910,763)    (285,948)  ($2,751,569)

CLASS C SHARES
Sold                      103,500     $1,182,673      369,684    $3,661,327
Repurchased              (130,058)    (1,477,151)    (304,259)   (2,949,450)
Net increase (decrease)   (26,558)     ($294,478)      65,425      $711,877

NET DECREASE           (1,132,827)  ($13,643,041)    (280,181)  ($2,622,422)


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2002, aggregated $74,526,474 and $77,942,716, respectively.

The cost of investments owned on October 31, 2002, including short-term investments, for federal income tax purposes was $22,861,813. Gross unrealized appreciation and depreciation of investments aggregated $1,035,352 and $2,580,488, respectively, resulting in net unrealized depreciation of $1,545,136. The difference between book basis and tax basis net unrealized depreciation, of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended October 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $188,830, a decrease in accumulated net investment loss of $368,609 and a decrease in capital paid-in of $557,439. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating loss and foreign currency gains and losses in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment loss per share in the financial highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Pacific Basin Equities Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Pacific Basin Equities Fund (a series of John Hancock World
Fund) (the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2002



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2002.

If the Fund paid dividends during the fiscal year, shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for the calendar year 2002.




TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1987                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         1987                31
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Trustee, Northeastern University (education); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000); Chairman and Director, Northeast Retirement Services, Inc. (retirement administration)
(since 1998).

William J. Cosgrove, Born: 1933                                                             1991                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            1994                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

Gail D. Fosler 2, Born: 1947                                                                1994                31
Senior Vice President and Chief Economist, The Conference Board
(non-profit economic and business research) (since 1989); Director, Unisys
Corp. (since 1993); Director, H.B. Fuller Company (since 1992) and
DBS Holdings (Singapore) (banking and financial services) (since 1999);
Director, National Bureau of Economic Research (academic) (since 1989);
Director, Baxter International (medical health care) (since 2001).

William F. Glavin, Born: 1932                                                               1996                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

Patti McGill Peterson, Born: 1943                                                           1996                39
Executive Director, Council for International Exchange of Scholars (since
1998), Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 1996                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   1996                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource
Group, Independence Investment LLC, Independence Fixed Income LLC,
John Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial
Group, LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John
Hancock Funds"), Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.")
(until 1999) and John Hancock Signature Services, Inc. ("Signature
Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence Investment LLC,
Independence Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1992
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1988
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1987
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
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-------------------------------------------------------
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-------------------------------------------------------
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-------------------------------------------------------
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-------------------------------------------------------
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                    High Yield Municipal Bond Fund
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                    New York Tax-Free Income Fund
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-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



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FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER

Nicholas-Applegate Capital Management LP
600 West Broadway
San Diego, California 92101

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110



HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

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Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Pacific Basin Equities Fund.

5800A 10/02
      12/02






John Hancock
Consumer
Industries Fund

ANNUAL
REPORT

10.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

Trustees & officers
page 24

For your information
page 29


Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly for much of the year. Despite a strong rally in October, the broad Standard & Poor's 500 Index is down 22% year to date through October, the Dow Jones Industrial Average is off 15% and the technology-laden Nasdaq Composite Index has fallen 32%. Investors in equity mutual funds have been unable to escape the market's descent, as 99% of all U.S. diversified equity funds have produced negative results through October, according to Lipper, Inc., and the average equity fund has lost 23%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short-term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
investing primar-
ily in stocks of
companies princi-
pally engaged in
providing goods
and services to
consumers.

Over the last twelve months

* The stock market declined broadly as the economy's recovery stalled and corporate scandals and fears of war stoked investors' fears.

* Consumers kept spending, boosting consumer-related stocks, which outperformed the market.

* The Fund's stake in retailers and hotels were some of its biggest contributors to performance.

[Bar chart with heading "John Hancock Consumer Industries Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2002." The chart is scaled in increments of 1% with -5% at the bottom and 0% at the top. The first bar represents the -3.75% total return for Class A. The second bar represents the -4.29% total return for Class B. The third bar represents the -4.29% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested.]

Top 10 holdings

 3.4%   Panera Bread
 3.2%   Wal-Mart Stores
 3.1%   99 Cents Only Stores
 3.0%   Kohl's
 2.9%   Procter & Gamble
 2.9%   Columbia Sportswear
 2.8%   Bed Bath & Beyond
 2.8%   Scholastic Corp.
 2.7%   United Natural Foods
 2.7%   RARE Hospitality International

As a percentage of net assets on October 31, 2002.



BY BERNICE S. BEHAR, CFA, FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Consumer Industries Fund

MANAGERS'
REPORT

The last 12 months have been extremely difficult for the stock market, amid accounting scandals, corporate governance issues and the threat of war with Iraq. The economy was in a recession for part of the period, business spending continued a downward trend and unemployment increased to 6% -- the highest level since 1994. Corporate earnings still did not improve during this period, despite numerous interest-rate cuts by the Federal Reserve to a 40-year low at 1.25%. As a result, the stock market declined broadly, returning -15.10% as measured by the Standard &
Poor's 500 Index.

The bright spot in the economy continued to be the consumer. Consumer spending was resilient, boosted by the interest-rate cuts along with interest-free financing in the durable goods arena. As the fiscal year began last November, consumer confidence was on the rise and continued to do so until the end of March 2002, despite the higher unemployment figures. In particular the housing market was robust. However as the year progressed, and the economic rebound stalled, the going got rougher and consumer confidence waned, plunging to a year low in October just before the important holiday season.

"The bright spot in the
 economy continued to
 be the consumer."

FUND PERFORMANCE

For the 12 months ended October 31, 2002, John Hancock Consumer Industries Fund's Class A, Class B and Class C shares posted total returns of -3.75%, -4.29% and -4.29%, respectively at net asset value. The fund trailed the Goldman Sachs Consumer Index's -1.18% return and the -3.65% return of the average specialty/miscellaneous fund, according to Lipper, Inc.1

[A photo of Bernice Behar flush right next to first paragraph.]

STRATEGY REVIEW

The Fund seeks long-term growth of capital by investing in the stocks of companies that produce or distribute goods and services to consumers. This includes not only traditional consumer stocks -- such as food and beverage makers, retailers and home product companies -- but also media, health-care and financial services stocks. We look for companies with strong growth prospects that we believe will continue to surpass investor expectations.

CONSUMER DISCRETIONARY

Throughout the period we were overweighted in consumer discretionary stocks versus our benchmark index. Within that broad group, the top-performing industries included apparel manufacturers, restaurants, hotels and discount stores. In particular, Coach and Columbia Sportswear helped our performance late in the period. However, the entire apparel and retail sector was affected by the longshoremen's lockout on west coast seaports, and as a result we trimmed our exposure to Coach and sold many of our apparel retailers due to fears about the impact on the holiday season.

"Consumer staple stocks
 were another highlight
 for the Fund..."

Our hotel stocks contributed to our performance during the period. After September 11 and the subsequent decline in travel, hotel chains such as Starwood Hotels & Resorts and Fairmont Hotels & Resorts experienced a significant reduction in revenues, and they cut earnings estimates drastically. However, very low revenue and earnings guidance, lower interest expense, and supply constraints on the industry helped to lift industry results above the original "doom and gloom" expectations.

In the restaurant sector, Panera Bread, RARE Hospitality and Starbucks performed well as the result of increasing same-store sales, combined with a low-commodity environment that boosted earnings. The media sector hurt our performance, as it suffered in a relatively weak advertising environment.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Retail 60%, the second is Food 11%, the third Media 5%, the fourth Cosmetics & personal care 5%, and the fifth Soap & cleaning preparations 3%.]

CONSUMER STAPLES

Consumer staple stocks were another highlight for the Fund, most especially the food retailers, food distributors and household products companies. Whole Foods Market continued to be a premier food retailer, as evidenced by its same-store sales growth and market leadership in the natural foods industry. Another holding, United Natural Foods, also did well as the leading distributor to Whole Foods Market. The company continues to gain share in the natural foods segment, as well as in the conventional grocery channel, as more and more grocery stores try to capture the high-margin natural food business.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-02." The chart is divided into two sections (from top to left): Common stocks 92% and Short-term investments & other 8%.]

Another standout, Dreyer's Grand Ice Cream, was our biggest contributor in the consumer staples area. The company received a takeover bid from Nestle S.A. during the year for a substantial premium. On the flip side, the drug retail sector held us back. Duane Reade, a long-term holding, was hit hard by September 11, as their highest volume store was located in the World Trade Center. It has taken longer for the company to regain its footing than we had expected, but we continue to own the stock because we believe in its long-term growth potential.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Whole Foods Market followed by an up arrow with the phrase "Gaining market share in natural foods market." The second listing is Dreyer's Grand Ice Cream followed by an up arrow with the phrase "Takeover proposal boosts stock." The third listing is Duane Reade followed by a down arrow with the phrase "New York drugstore chain still recovering from 9-11."]

OUTLOOK

Consumer confidence was at a nine-year low in October. As a promotional holiday season approaches, there is more uncertainty about consumer spending than ever. We have positioned the portfolio accordingly, by increasing consumer staples names and reducing our exposure to discretionary retailers. As always, we continue to emphasize companies whose relative growth prospects appear the brightest for both the intermediate and the long term.

"...we continue to emphasize
 companies whose relative
 growth prospects appear
 the brightest..."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2002

The index used for
comparison is the
Standard & Poor's
500 Index, an unman-
aged index that
includes 500 widely
traded common stocks.

It is not possible to
invest in an index.

                              Class A      Class B      Class C        Index
Inception date                 3-1-01       3-1-01       3-1-01           --

Average annual returns with maximum sales charge (POP)
One year                        -8.58%       -9.07%       -6.20%      -15.10%
Since inception                -11.64%      -11.60%       -9.95%      -17.07%

Cumulative total returns with maximum sales charge (POP)
One year                        -8.58%       -9.07%       -6.20%      -15.10%
Since inception                -18.65%      -18.59%      -16.04%      -26.80%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Consumer Industries Fund, before sales charge, and is equal to $8,566 as of October 31, 2002. The second line represents the value of the same hypothetical investment made in the John Hancock Consumer Industries Fund, after sales charge, and is equal to $8,135 as of October 31, 2002. The third line represents the Index and is equal to $7,320 as of October 31, 2002.

                                    Class B      Class C 1
Period beginning                     3-1-01       3-1-01
Without sales charge                 $8,480       $8,480
With maximum sales charge            $8,141       $8,395
Index                                $7,320       $7,320

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2002

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                               VALUE
COMMON STOCKS 91.90%                                                                                     $2,355,909
(Cost $2,310,770)

Beverages 1.81%                                                                                             $46,480
 1,000   Coca-Cola Co. (The)                                                                                 46,480

Cosmetics & Personal Care 4.98%                                                                             127,599
 1,800   Estee Lauder Cos., Inc. (The) (Class A)                                                             52,416
   850   Procter & Gamble Co. (The)                                                                          75,183

Food 11.07%                                                                                                 283,722
 1,900   American Italian Pasta Co. (Class A)*                                                               65,455
   700   Dreyer's Grand Ice Cream, Inc.                                                                      49,441
 4,250   Horizon Organic Holding Corp.*                                                                      67,409
    17   J.M. Smucker Co. (The)*                                                                                622
 2,900   United Natural Foods, Inc.*                                                                         70,470
   650   Whole Foods Market, Inc.*                                                                           30,325

Leisure 2.70%                                                                                                69,334
 1,400   Fairmont Hotels & Resorts, Inc. (Canada)                                                            34,384
 1,500   Starwood Hotels & Resorts Worldwide, Inc.                                                           34,950

Media 5.12%                                                                                                 131,236
   400   Cumulus Media, Inc. (Class A)*                                                                       6,856
 1,200   Lin TV Corp. (Class A) *                                                                            24,756
 1,600   Scholastic Corp.*                                                                                   70,640
   650   Viacom, Inc. (Class A)*                                                                             28,984

Retail 60.30%                                                                                             1,545,823
 2,933   99 Cents Only Stores*                                                                               79,338
 2,000   A.C. Moore Arts & Crafts, Inc.*                                                                     31,480
 1,700   Amazon.com, Inc.*                                                                                   32,912
 1,425   AnnTaylor Stores Corp.*                                                                             33,388
   500   Applebee's International, Inc.                                                                      11,895
   800   AutoZone, Inc.*                                                                                     68,616
 2,000   Bed Bath & Beyond, Inc.*                                                                            70,920
 1,200   Coach, Inc.*                                                                                        35,700
 1,850   Columbia Sportswear Co.*                                                                            74,407
 1,100   Cost Plus, Inc.*                                                                                    31,791
   850   Costco Wholesale Corp.                                                                              28,840
 2,475   Darden Restaurants, Inc.                                                                            46,975
 2,200   Dollar General Corp.                                                                                30,712
 1,600   Duane Reade, Inc.*                                                                                  30,784
 2,000   Family Dollar Stores, Inc.                                                                          61,580
 1,000   Fred's, Inc.                                                                                        27,291
 1,250   GameStop Corp.*                                                                                     22,375
   750   Genesco, Inc.*                                                                                      11,970
 3,250   Hollywood Entertainment Corp.*                                                                      63,895
 3,200   Hot Topic, Inc.*                                                                                    62,400
 1,300   Kohl's Corp.*                                                                                       75,985
 1,250   LeapFrog Enterprises, Inc. (Class A)*                                                               34,162
 1,000   Lowe's Cos., Inc.                                                                                   41,730
 4,100   Mossimo, Inc.*                                                                                      29,602
 1,000   Movie Gallery, Inc.*                                                                                18,190
   750   O'Reilly Automotive, Inc.*                                                                          20,452
 2,700   Panera Bread Co.*                                                                                   87,750
 2,600   RARE Hospitality International, Inc.*                                                               69,368
 3,400   Staples, Inc.*                                                                                      52,428
 2,300   Starbucks Corp.*                                                                                    54,832
 2,800   TJX Cos., Inc. (The)                                                                                57,456
 1,150   Walgreen Co.                                                                                        38,813
 1,550   Wal-Mart Stores, Inc.                                                                               83,003
 1,100   Yum! Brands, Inc.*                                                                                  24,783

Schools / Education 2.95%                                                                                    75,663
 1,050   Apollo Group, Inc. (Class A)*                                                                       43,575
   800   Career Education Corp.*                                                                             32,088

Soap & Cleaning Preparations 2.97%                                                                           76,052
   900   Church & Dwight Co., Inc.                                                                           31,122
 1,000   Clorox Co. (The)                                                                                    44,930

                                                                             INTEREST      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 8.58%                                                                               $220,000
(Cost $220,000)

Joint Repurchase Agreement 8.58%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 10-31-02, due 11-01-02 (Secured by
U.S. Treasury Inflation Indexed Note, 3.00%
due 07-15-12)                                                                    1.90%          $220        220,000

TOTAL INVESTMENTS 100.48%                                                                                $2,575,909

OTHER ASSETS AND LIABILITIES, NET (0.48%)                                                                  ($12,216)

TOTAL NET ASSETS 100.00%                                                                                 $2,563,693


* Non-income producing security.

  Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

October 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the
net asset value
and the maximum
offering price per
share.

ASSETS
Investments at value (cost $2,530,770)                             $2,575,909
Cash                                                                      907
Receivable for investments sold                                         1,308
Dividends and interest receivable                                         699
Receivable from affiliates                                                925
Other assets                                                               14

Total assets                                                        2,579,762

LIABILITIES
Other payables and accrued expenses                                    16,069

Total liabilities                                                      16,069

NET ASSETS
Capital paid-in                                                     2,964,485
Accumulated net realized loss on investments                         (445,929)
Net unrealized appreciation of investments                             45,139
Accumulated net investment loss                                           (2)

Net assets                                                         $2,563,693

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($2,512,795 [DIV] 294,000 shares)                               $8.55
Class B ($25,449 [DIV] 3,000 shares)                                    $8.48
Class C ($25,449 [DIV] 3,000 shares)                                    $8.48

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($8.55 [DIV] 95%)                                             $9.00
Class C ($8.48 [DIV] 99%)                                               $8.57

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.


OPERATIONS

For the year ended
October 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $4)                    $13,971
Interest (includes securities lending income of $705)                   2,903

Total investment income                                                16,874

EXPENSES
Investment management fee                                              23,972
Class A distribution and service fee                                    8,292
Class B distribution and service fee                                      216
Class C distribution and service fee                                      216
Custodian fee                                                          18,957
Auditing fee                                                           10,000
Printing                                                                9,133
Registration and filing fee                                             2,740
Accounting and legal services fee                                         596
Transfer agent fee                                                        352
Trustees' fee                                                             177
Miscellaneous                                                             113
Legal fee                                                                  43

Total expenses                                                         74,807
Less expense reductions                                               (30,829)

Net expenses                                                           43,978

Net investment loss                                                   (27,104)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                     (285,960)
Change in net unrealized appreciation (depreciation)
  of investments                                                      212,081

Net realized and unrealized loss                                      (73,879)

Decrease in net assets from operations                              ($100,983)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                         PERIOD          YEAR
                                                          ENDED         ENDED
                                                       10-31-01 1    10-31-02

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                     ($2,983)     ($27,104)

Net realized loss                                      (159,975)     (285,960)
Change in net unrealized
  appreciation (depreciation)                          (166,942)      212,081

Decrease in net assets
  resulting from operations                            (329,900)     (100,983)

Distributions to shareholders
From net investment income
Class A                                                      --        (5,424)
                                                             --        (5,424)
From Fund share transactions                          3,000,000            --

NET ASSETS
Beginning of period                                          --     2,670,100

End of period 2                                      $2,670,100    $2,563,693

1 Class A, Class B and Class C shares began operations on 3-1-01.

2 Includes accumulated net investment income (loss) of $5,423 and ($2), respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $8.90
Net investment loss 2                                    (0.01)      (0.09)
Net realized and unrealized
  loss on investments                                    (1.09)      (0.24)
Total from investment
  operations                                             (1.10)      (0.33)
Less distributions
From net investment income                                  --       (0.02)
Net asset value,
  end of period                                          $8.90       $8.55
Total return 3,4 (%)                                    (11.00) 5    (3.75)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $3          $3
Ratio of expenses to
  average net assets (%)                                  1.55 6      1.55
Ratio of adjusted expenses
  to average net assets 7 (%)                             3.04 6      2.64
Ratio of net investment loss
  to average net assets (%)                             (0.14) 6     (0.95)
Portfolio turnover (%)                                     121         157

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $8.86
Net investment loss 2                                    (0.06)      (0.13)
Net realized and unrealized
  loss on investments                                    (1.08)      (0.25)
Total from investment
  operations                                             (1.14)      (0.38)
Net asset value,
  end of period                                          $8.86       $8.48
Total return 3,4 (%)                                    (11.40) 5    (4.29)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 8        -- 8
Ratio of expenses to
  average net assets (%)                                  2.25 6      2.02
Ratio of adjusted expenses
  to average net assets 7 (%)                             3.74 6      3.11
Ratio of net investment loss
  to average net assets (%)                              (0.84) 6    (1.42)
Portfolio turnover (%)                                     121         157

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $8.86
Net investment loss 2                                    (0.06)      (0.13)
Net realized and unrealized
  loss on investments                                    (1.08)      (0.25)
Total from investment
  operations                                             (1.14)      (0.38)
Net asset value,
  end of period                                          $8.86       $8.48
Total return 3,4 (%)                                    (11.40) 5    (4.29)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 8        -- 8
Ratio of expenses to
  average net assets (%)                                  2.25 6      2.02
Ratio of adjusted expenses
  to average net assets 7 (%)                             3.74 6      3.11
Ratio of net investment loss
  to average net assets (%)                              (0.84) 6    (1.42)
Portfolio turnover (%)                                     121         157

1 Class A, Class B, and Class C shares began operations on 3-1-01.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the period shown.

8 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Consumer Industries Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on October 31, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $443,618 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The carryforward expires as follows: October 31, 2009 -- $114,047 and October 31, 2010 -- $329,571.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended October 31, 2002, the tax character of distributions paid was as follows: ordinary income $5,424. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2002, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.85% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.80% of the next $500,000,000 and (c) 0.75% in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.25% of the Fund's average daily net assets, at least until February 28, 2003. Accordingly, the expense reduction amounted to $30,829 for the year ended October 31, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31,2002, JH Funds received no up-front sales charges with regard to Class A and Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2002, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses. Effective January 1, 2003, the Fund will pay a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest of the Fund on October 31, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold during the last two periods along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                    PERIOD ENDED 10-31-01 1        YEAR ENDED 10-31-02
                       SHARES      AMOUNT       SHARES          AMOUNT
CLASS A SHARES
Sold                  294,000  $2,940,000           --              --
Net increase          294,000  $2,940,000           --              --

CLASS B SHARES
Sold                    3,000     $30,000           --              --
Net increase            3,000     $30,000           --              --

CLASS C SHARES
Sold                    3,000     $30,000           --              --
Net increase            3,000     $30,000           --              --

NET INCREASE          300,000  $3,000,000           --              --

1 Inception period from 3-1-01 through 10-31-01.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2002, aggregated $4,232,848 and $4,283,701, respectively.

The cost of investments owned on October 31, 2002, including short-term investments, for federal income tax purposes was $2,533,081. Gross unrealized appreciation and depreciation of investments aggregated $198,074 and $155,246, respectively, resulting in net unrealized appreciation of $42,828. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended October 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $6, an increase in accumulated net investment loss of $27,103 and a decrease in capital paid-in of $27,109. This represents the amount necessary to report these bal ances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating loss in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally ac cepted in the United States of America. The calculation of net investment loss per share in the financial highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Consumer Industries Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Consumer Industries Fund (a series of John Hancock World
Fund) (the "Fund") at October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2002



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2002.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2002, 100% of the dividends qualify for the corporate dividends-received deduction.

If the Fund paid dividends during the fiscal year, shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for the calendar year 2002.



TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             2001                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         2001                31
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Trustee, Northeastern University (education); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000); Chairman and Director, Northeast Retirement Services, Inc. (retirement administration)
(since 1998).

William J. Cosgrove, Born: 1933                                                             2001                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            2001                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

Gail D. Fosler 2, Born: 1947                                                                2001                31
Senior Vice President and Chief Economist, The Conference Board
(non-profit economic and business research) (since 1989); Director, Unisys
Corp. (since 1993); Director, H.B. Fuller Company (since 1992) and
DBS Holdings (Singapore) (banking and financial services) (since 1999);
Director, National Bureau of Economic Research (academic) (since 1989);
Director, Baxter International (medical health care) (since 2001).

William F. Glavin, Born: 1932                                                               2001                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

Patti McGill Peterson, Born: 1943                                                           2001                39
Executive Director, Council for International Exchange of Scholars (since
1998), Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 2001                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   2001                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource
Group, Independence Investment LLC, Independence Fixed Income LLC,
John Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial
Group, LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John
Hancock Funds"), Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.")
(until 1999) and John Hancock Signature Services, Inc. ("Signature
Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2001                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence Investment LLC,
Independence Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2001
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2001
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   2001
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     2001
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     2001
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve


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FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110



HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Consumer Industries Fund.

7100A 10/02
      12/02






John Hancock
Biotechnology
Fund

ANNUAL
REPORT

10.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Manager's report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 10

Trustees & officers
page 23

For your information
page 29


Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly for much of the year. Despite a strong rally in October, the broad Standard & Poor's 500 Index is down 22% year to date through October, the Dow Jones Industrial Average is off 15% and the technology-laden Nasdaq Composite Index has fallen 32%. Investors in equity mutual funds have been unable to escape the market's descent, as 99% of all U.S. diversified equity funds have produced negative results through October, according to Lipper, Inc., and the average equity fund has lost 23%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short-term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
investing primar-
ily in stocks of U.S.
and foreign com-
panies principally
engaged in
research, develop-
ment and
manufacture of
various biotech-
nology products,
services and
processes.

Over the last twelve months

* Biotech stocks came under pressure as investors avoided more volatile, speculative industry sectors.

* The best-known, more liquid stocks -- an area of emphasis for the Fund -- suffered the most.

* Bright spots included companies with good sales of existing products and promising new ones.

[Bar chart with heading "John Hancock Biotechnology Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2002." The chart is scaled in increments of 10% with -50% at the bottom and 0% at the top. The first bar represents the -41.46% total return for Class A. The second bar represents the -41.84% total return for Class B. The third bar represents the -41.84% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 7.6%   Amgen
 7.1%   IDEC Pharmaceuticals
 6.1%   Cephalon
 5.3%   Genentech
 5.0%   Gilead Sciences
 5.0%   InterMune
 4.7%   Scios
 4.3%   Neurocrine Biosciences
 4.3%   Biogen
 4.1%   Trimeris

As a percentage of net assets on October 31, 2002.



BY LINDA I. MILLER, CFA, PORTFOLIO MANAGER

John Hancock
Biotechnology
Fund

MANAGER'S
REPORT

In a volatile and declining stock market environment, biotechnology stocks performed poorly during the past year, even though the scientific and financial prospects for many remained relatively robust. What ailed the biotech group was that they, like technology stocks, depend heavily on future growth prospects. And given the slowdown in the global economy and investors' growing aversion to risk, there was less demand for biotech investments. At the same time, there were concerns about the pace of development of new drugs, which became stalled by the Food and Drug Administration's more cautious approach to new drug approvals. Several highly visible mergers of biotechnology companies brought in the new year in 2002, which focused investors' attention on potential further consolidation of this group. Pharmaceutical companies, which partner with biotechnology companies, had their own fundamental woes to deal with, and provided less commercial opportunities for the biotech companies this year. Finally, many biotech stocks suffered from guilt by association as the group came under the added pressure of the ImClone insider-trading scandal.

"...biotechnology stocks
 performed poorly
 during the past year..."

PERFORMANCE AND STRATEGY REVIEW

For the 12 months ended October 31, 2002, John Hancock Biotechnology Fund's Class A, Class B and Class C shares had total returns of -41.46%, -41.84% and -41.84%, respectively, at net asset value. During the same period, the more broadly diversified average health/biotechnology fund had a total return of -25.15%, according to Lipper, Inc.1, while the Standard & Poor's Index returned -15.10%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

Our investment focus on the narrow biotech sector caused us to lag funds with broader investment parameters, specifically the more diversified health-care funds in our category, which enjoyed the luxury of investing in better-performing health-care sectors.

[A photo of Linda Miller flush right next to first paragraph.]

SECTOR'S FALL IS BROAD-BASED

Relatively few investments in the biotech sector appreciated during the year, and the most visible, established companies in the field often experienced the greatest sell-off. The stock of Amgen, for example, suffered losses even though the company maintained a relatively healthy new drug pipeline and reported higher drug sales, which boosted operating profits. In other positive developments, the company announced that the combined sales of its two leading anemia treatments, as well as sales of two drugs used to fight infection in cancer patients, rose substantially. Biogen fell victim to concerns about intensified competition for its successful multiple sclerosis drug, Avonex. Cephalon also got caught up in the biotech sector's downturn. Its poor stock performance came in spite of the company's success with Provigil, a prescription treatment for sleepiness associated with narcolepsy and one that is frequently used to treat the fatigue and sleepiness associated with many other diseases, such as depression and multiple sclerosis. Genzyme ran into trouble when it revised its earnings outlook to reflect lower revenue expectations for its drug Renagel, used by kidney-dialysis patients to maintain a more normal balance of minerals in their blood.

"...the most visible,
 established companies in
 the field often experienced
 the greatest sell-off."

Companies associated with products and services based on human genome research came under the heaviest pressure, in large measure due to the more speculative nature of their businesses in a weak macroeconomic environment. Among our holdings that were hardest hit by these conditions were Protein Design Labs, Human Genome Sciences and Millennium Pharmaceuticals.

BRIGHT SPOTS EMERGE

Despite the unfavorable investment environment, some of our holdings performed quite well during the past 12 months. Gilead Sciences' shares, for one, remained healthy. A year ago, the FDA backed the company's antiviral HIV drug Viread, the drug credited with taking the company to profitability. Charles River Laboratories, a leading provider of pharmacy research services, also turned in a strong performance as its sales rose. Accredo Health, a provider of specialty pharmacy services to the chronically ill, also posted impressive gains thanks to increased demand for its core products and the addition of new products to its distribution chain, particularly Actimmune, a drug used to treat chronic lung disease and brittle bone disease. Scios Inc. was another winner, because of better-than-expected sales of its heart-failure treatment Natrecor. That drug is a genetically engineered version of natural heart protein. It helps lower blood pressure in patients with congestive heart failure, a disease in which the heart gradually loses its ability to pump blood. Our holdings in Neurocrine Biosciences rose in value on the announcement of favorable early clinical results for its treatment for insomnia.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-02." The chart is divided into two sections (from top to left): Common stocks 99%, and Short-term investments 1%.]

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Biogen followed by a down arrow with the phrase "Large cap biotech names lead selloff." The second listing is Protein Design Labs followed by a down arrow with the phrase "Market loses appetite for more speculative companies." The third listing is Gilead Sciences followed by an up arrow with the phrase "New products hold promise, while old products still strong."]

OUTLOOK

There are a number of inherent risks that make the biotech sector volatile and will undoubtedly be the source of problems from time-to-time, but the longer-term picture remains compelling. In the near term, there will be ongoing risks involved in new product development, as the costs of research, development, manufacturing and sales are rising. Furthermore, the fiscal position of health-care payers is relatively weak. Then there's the overall performance of the stock market and the economy. A persistently weak global economy could continue to foster an aversion to risk, with biotech stocks remaining decidedly out of favor.

"...growing confidence in
 the future of the economy
 could help bolster demand
 for faster-growing
 segments of the market."

On the other hand, growing confidence in the future of the economy could help bolster demand for faster-growing segments of the market. And overall, we remain optimistic about the long-term outlook for the sector. The aging global population is the major driving force for new and improved drugs and therapies. And exciting research being done today should translate into an abundance of new possibilities.

This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2002

The index used for
comparison is the
Standard & Poor's 500
Index, Index 1, an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Nasdaq
Biotechnology Index,
Index 2, an unman-
aged index that
represents the largest
and most actively
traded Nasdaq
biotechnology stocks.

It is not possible to
invest in an index.
                              Class A      Class B      Class C      Index 1
Inception date                 3-1-01       3-1-01       3-1-01           --

Average annual returns with maximum sales charge (POP)
One year                       -44.39%      -44.75%      -43.03%      -15.10%
Since inception                -31.83%      -31.88%      -30.61%      -17.07%

Cumulative total returns with maximum sales charge (POP)
One year                       -44.39%      -44.75%      -43.03%      -15.10%
Since inception                -47.24%      -47.30%      -45.64%      -26.80%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 1 and is equal to $7,320 as of October 31, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, before sales charge, and is equal to $5,556 as of October 31, 2002. The third line represents the Index 2 and is equal to $8,975 as of October 31, 2001. The third line represents Index 1 and is equal to $5,399 as of October 31, 2002. The fourth line represents the value of the same hypothetical $10,000 investment made in the John Hancock Biotechnology Fund, after sales charge, and is equal to $5,276 as of October 31, 2002.

                                    Class B      Class C 1
Period beginning                     3-1-01       3-1-01
Without sales charge                 $5,490       $5,490
With maximum sales charge            $5,270       $5,435
Index 1                              $7,320       $7,320
Index 2                              $5,399       $5,399

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2002

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                                  VALUE
COMMON STOCKS 98.82%                                                                                       $10,238,910
(Cost $11,382,529)

Biotechnology 98.82%                                                                                       $10,238,910
12,500   Affymetrix, Inc.*                                                                                     326,250
 9,000   Albany Molecular Research, Inc.*                                                                      138,960
17,000   Amgen, Inc.*                                                                                          791,520
 6,000   Amylin Pharmaceuticals, Inc.*                                                                         104,280
25,000   Applied Molecular Evolution, Inc.*                                                                     72,000
12,000   Biogen, Inc.*                                                                                         440,280
 5,000   Celgene Corp.*                                                                                        110,750
12,500   Cephalon, Inc.*                                                                                       628,375
10,971   Charles River Laboratories International, Inc.*                                                       403,184
 8,000   Chiron Corp.*                                                                                         316,000
16,000   Genentech, Inc.*                                                                                      545,440
15,000   Genzyme Corp.*                                                                                        417,750
15,000   Gilead Sciences, Inc.*                                                                                521,100
20,000   Human Genome Sciences, Inc.*                                                                          195,400
16,000   IDEC Pharmaceuticals Corp.*                                                                           736,320
14,000   InterMune, Inc.*                                                                                      514,220
10,000   Invitrogen Corp.*                                                                                     278,800
16,000   Kosan Biosciences, Inc.*                                                                               98,736
31,000   Ligand Pharmaceuticals, Inc. (Class B)*                                                               203,980
33,000   Millennium Pharmaceuticals, Inc.*                                                                     245,520
13,500   Myriad Genetics, Inc.*                                                                                243,810
10,000   Neurocrine Biosciences, Inc.*                                                                         449,000
13,000   NPS Pharmaceuticals, Inc.*                                                                            337,740
25,000   Protein Design Labs, Inc.*                                                                            207,500
13,500   Qiagen NV* (Netherlands)                                                                               90,450
 8,000   Regeneron Pharmaceuticals, Inc.*                                                                      121,040
17,000   Scios, Inc.*                                                                                          490,620
20,000   Serona SA, American Depositary Receipt (ADR) (Switzerland)                                            281,000
 3,000   Techne Corp.*                                                                                          99,000
 6,300   Telik, Inc.*                                                                                           92,925
 8,000   Trimeris, Inc.*                                                                                       423,200
16,000   Vertex Pharmaceuticals, Inc.*                                                                         313,760

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 30.26%                                                                              $3,135,276
(Cost $3,135,276)

Joint Repurchase Agreement 3.06%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 10-31-02, due 11-01-02 (Secured by
U.S. Treasury Inflation Indexed Note, 3.00%
due 07-15-12)                                                                    1.90%           $317         317,000

                                                                                               SHARES
Cash Equivalents 27.20%
AIM Cash Investment Trust**                                                                 2,818,276       2,818,276

TOTAL INVESTMENTS 129.08%                                                                                 $13,374,186

OTHER ASSETS AND LIABILITIES, NET (29.08%)                                                                ($3,013,065)

TOTAL NET ASSETS 100.00%                                                                                  $10,361,121

 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

October 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $14,517,805)                           $13,374,186
Cash                                                                      552
Receivable for investments sold                                       242,764
Receivable for shares sold                                              1,362
Interest receivable                                                        17
Other assets                                                               60

Total assets                                                       13,618,941

LIABILITIES
Payable for investments purchased                                     358,086
Payable for shares repurchased                                         32,260
Payable for securities on loan                                      2,818,276
Payable to affiliates                                                  12,434
Other payables and accrued expenses                                    36,764

Total liabilities                                                   3,257,820

NET ASSETS
Capital paid-in                                                    17,676,194
Accumulated net realized loss on investments                       (6,171,448)
Net unrealized depreciation of investments                         (1,143,619)
Accumulated net investment loss                                            (6)

Net assets                                                        $10,361,121

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($4,513,242 [DIV] 813,499 shares)                               $5.55
Class B ($4,302,356 [DIV] 783,829 shares)                               $5.49
Class C ($1,545,523 [DIV] 281,606 shares)                               $5.49

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($5.55 [DIV] 95%)                                             $5.84
Class C ($5.49 [DIV] 99%)                                               $5.55

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also shows
net gains (losses)
for the period
stated.

INVESTMENT INCOME
Securities lending income                                             $27,175
Interest                                                               11,027
Dividends                                                                 618

Total investment income                                                38,820

EXPENSES
Investment management fee                                             111,799
Class A distribution and service fee                                   16,227
Class B distribution and service fee                                   49,429
Class C distribution and service fee                                   20,703
Transfer agent fee                                                     66,620
Registration and filing fee                                            47,983
Custodian fee                                                          18,721
Auditing fee                                                           18,500
Printing                                                               14,414
Accounting and legal services fee                                       2,624
Miscellaneous                                                           1,893
Advisory board expense                                                  1,090
Trustees' fee                                                             888
Legal fee                                                                 218
Interest expense                                                          177

Total expenses                                                        371,286
Less expense reductions                                              (123,440)

Net expenses                                                          247,846

Net investment loss                                                  (209,026)

REALIZED AND UNREALIZED LOSS

Net realized loss on investments                                   (5,977,530)
Change in net unrealized appreciation
  (depreciation) of investments                                    (1,212,776)

Net realized and unrealized loss                                   (7,190,306)

Decrease in net assets from operations                            ($7,399,332)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                         PERIOD          YEAR
                                                          ENDED         ENDED
                                                       10-31-01 1    10-31-02
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                    ($73,288)    ($209,026)

Net realized loss                                      (193,952)   (5,977,530)
Change in net unrealized
  appreciation (depreciation)                            69,157    (1,212,776)

Decrease in net assets resulting
  from operations                                      (198,083)   (7,399,332)

Distributions to shareholders
From net investment income
Class A                                                      --        (7,371)
From Fund share transactions                         12,107,263     5,858,644

NET ASSETS
Beginning of period                                          --    11,909,180

End of period 2                                     $11,909,180   $10,361,121

1 Inception period from 3-1-01 through 10-31-01.

2 Includes accumulated net investment income of $7,368 and accumulated net investment loss of $6, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-01 1  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $9.49
Net investment loss 2                                    (0.07)      (0.09)
Net realized and unrealized loss on investments          (0.44)      (3.84)
Total from investment operations                         (0.51)      (3.93)
Less distributions
From net investment income                                  --       (0.01)
Net asset value, end of period                           $9.49       $5.55
Total return 3,4 (%)                                     (5.10) 5   (41.46)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6          $5
Ratio of expenses to average net assets (%)               1.60 6      1.60
Ratio of adjusted expenses to average net assets 7 (%)    4.34 6      2.59
Ratio of net investment loss to average net assets (%)   (1.15) 6    (1.29)
Portfolio turnover (%)                                      63          97

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $9.44
Net investment loss 2                                    (0.13)      (0.14)
Net realized and unrealized loss on investments          (0.43)      (3.81)
Total from investment operations                         (0.56)      (3.95)
Net asset value, end of period                           $9.44       $5.49
Total return 3,4 (%)                                     (5.60) 5   (41.84)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4          $4
Ratio of expenses to average net assets (%)               2.30 6      2.30
Ratio of adjusted expenses to average net assets 7 (%)    5.05 6      3.29
Ratio of net investment loss to average net assets (%)   (2.01) 6    (1.99)
Portfolio turnover (%)                                      63          97

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $10.00       $9.44
Net investment loss 2                                    (0.13)      (0.14)
Net realized and unrealized loss on investments          (0.43)      (3.81)
Total from investment operations                         (0.56)      (3.95)
Net asset value, end of period                           $9.44       $5.49
Total return 3,4 (%)                                     (5.60) 5   (41.84)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2          $2
Ratio of expenses to average net assets (%)               2.30 6      2.30
Ratio of adjusted expenses to average net assets 7 (%)    5.05 6      3.29
Ratio of net investment loss to average net assets (%)   (2.07) 6    (1.99)
Portfolio turnover (%)                                      63          97

1 Class A, Class B and Class C shares began operations on 3-1-01.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Biotechnology Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds man- aged by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a com mitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2002, the Fund loaned securities having a market value of $2,763,016 collateralized by cash in the amount of $2,818,276. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $5,313,084 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforwards expires as follows: October 31, 2009 -- $139,642 and October 31, 2010 -- $5,173,442.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended October 31, 2002, the tax character of distributions paid was as follows: ordinary income $7,371. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distri butions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally ac cepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.85% of the next $500,000,000 and (c) 0.80% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.30% of the Fund's average daily net assets, at least until February 28, 2003. Accordingly, the expense reduction amounted to $123,440 for the year ended October 31, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $45,485 with regard to sales of Class A shares. Of this amount, $6,702 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $34,576 was paid as sales commissions to unrelated broker-dealers and $4,207 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insur ance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $7,199 with regard to sales of Class C shares. Of this amount, $7,166 was paid as sales commissions to unrelated broker-dealers and $33 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2002, CDSCs received by JH Funds amounted to $23,917 for Class B shares and $1,575 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses. Effective January 1, 2003, the Fund will pay a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health-care developments, for which the Fund pays the advisory board a fee.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest of the Fund on October 31, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Com pen sation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                           PERIOD ENDED 10-31-01 1     YEAR ENDED 10-31-02
                             SHARES       AMOUNT       SHARES       AMOUNT
CLASS A SHARES
Sold                        665,816   $6,459,423      409,749   $3,245,104
Distributions reinvested         --           --          389        3,952
Repurchased                 (52,690)    (506,142)    (209,765)  (1,422,329)
Net increase                613,126   $5,953,281      200,373   $1,826,727

CLASS B SHARES
Sold                        487,491   $4,643,759      656,696   $5,487,821
Repurchased                 (84,873)    (761,602)    (275,485)  (1,934,504)
Net increase                402,618   $3,882,157      381,211   $3,553,317

CLASS C SHARES
Sold                        250,608   $2,342,919       97,638     $826,162
Repurchased                  (8,142)     (71,094)     (58,498)    (347,562)
Net increase                242,466   $2,271,825       39,140     $478,600

NET INCREASE              1,258,210  $12,107,263      620,724   $5,858,644

1 Inception period from 3-1-01 through 10-31-01.

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2002, aggregated $17,330,401 and $12,357,836, respectively.

The cost of investments owned on October 31, 2002, including short-term investments, for federal income tax purposes was $15,376,169. Gross unrealized appreciation and depreciation of investments aggregated $618,652 and $2,620,635, respectively, resulting in net unrealized depreciation of $2,001,983. The difference between book basis and tax basis net unrealized appreciation/ depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended October 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $34, a decrease in accumulated net investment loss of $209,023 and a decrease in capital paid-in of $209,057. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment loss per share in the financial highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Biotechnology Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Biotechnology Fund, (a series of John Hancock World Fund) (the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2002



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2002.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2002, 2.02% of the dividends qualify for the corporate dividends-received reduction.

If the Fund paid dividends during the fiscal year, shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions which are taxable for the calendar year 2002.




TRUSTEES &
OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             2001                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         2001                31
Chairman, President, and Chief Executive Officer, Brookline Bancorp.
(lending) (since 1972); Trustee, Northeastern University (education);
Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             2001                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            2001                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

Gail D. Fosler 2, Born: 1947                                                                2001                31
Senior Vice President and Chief Economist, The Conference Board
(non-profit economic and business research) (since 1989); Director, Unisys
Corp. (since 1993); Director, H.B. Fuller Company (since 1992) and
DBS Holdings (Singapore) (banking and financial services) (since 1999);
Director, National Bureau of Economic Research (academic) (since 1989);
Director, Baxter International (medical health care) (since 2001).

William F. Glavin, Born: 1932                                                               2001                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

Patti McGill Peterson, Born: 1943                                                           2001                39
Executive Director, Council for International Exchange of Scholars (since
1998), Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 2001                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   2001                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource
Group, Independence Investment LLC, Independence Fixed Income LLC,
John Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial
Group, LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John
Hancock Funds"), Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.")
(until 1999) and John Hancock Signature Services, Inc. ("Signature
Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2001                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence Investment LLC,
Independence Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2001
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2001
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   2001
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     2001
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     2001
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.

ADVISORY BOARD 4
                                                                                                                ADVISORY
                                                                                                                BOARD
NAME, AGE                                                                                                       MEMBER
PRINCIPAL OCCUPATION(S) AND OTHER                                                                               OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Deeb Salem, MD, Born: 1944                                                                                      2001
Chief Medical Officer and Professor of Medicine, New England Medical Center Hospitals --
Tufts University School of Medicine.

Martin A. Samuels, MD, Born: 1945                                                                               2001
Chief of Neurology -- Brigham and Women's Hospital.

The business address for all Trustees, Advisory Board Members and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

4 The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health-care developments.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



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DELIVERY

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FOR YOUR
INFORMATION

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John Hancock Advisers, LLC
101 Huntington Avenue
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Boston, Massachusetts 02110


HOW TO
CONTACT US

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Now available: electronic delivery
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This report is for the information of
the shareholders of the John Hancock
Biotechnology Fund.


7300A 10/02
      12/02






John Hancock
Communications
Fund

ANNUAL
REPORT

10.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 10

Trustees & officers
page 23

For your information
page 29


Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly for much of the year. Despite a strong rally in October, the broad Standard & Poor's 500 Index is down 22% year to date through October, the Dow Jones Industrial Average is off 15% and the technology-laden Nasdaq Composite Index has fallen 32%. Investors in equity mutual funds have been unable to escape the market's descent, as 99% of all U.S. diversified equity funds have produced negative results through October, according to Lipper, Inc., and the average equity fund has lost 23%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short-term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
investing primar-
ily in the stocks of
U.S. and foreign
communications
companies.

Over the last twelve months

* Telecommunications stocks posted particularly steep losses in the midst of the market downturn.

* Select media stocks rallied during the period as spending on advertising began to increase.

* The Fund's largest stake was in telecommunications services companies.

[Bar chart with heading "John Hancock Communications Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2002." The chart is scaled in increments of 10% with -50% at the bottom and 0% at the top. The first bar represents the -39.90% total return for Class A. The second bar represents the -40.17% total return for Class B. The third bar represents the -40.17% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested.]

Top 10 holdings

10.6%   Telstra
 8.5%	Verizon Communications
 6.6%	Nokia
 6.4%	QUALCOMM
 6.3%	AT&T
 4.6%	Nextel Communications
 4.4%	Motorola
 4.1%	RF Micro Devices
 4.0%	Sprint
 3.9%	Viacom

As a percentage of net assets on October 31, 2002.



BY PAUL J. BERLINGUET FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Communications Fund

MANAGERS'
REPORT

The past year was a difficult one for investors, as the stock market remained on a downward and volatile course. Economic uncertainty, revelations of massive accounting fraud at long distance carrier WorldCom, weak corporate spending, and the possibility of war with Iraq combined to push stock prices lower throughout the year. Hardest hit were growth sectors, such as technology and telecommunications that depend on strong corporate spending for sustained earnings growth.

Telecom companies faced a host of industry-specific issues that also wreaked havoc with stock prices. Overcapacity remained a problem, fueled by the availability of new fiber-optic technologies, declining prices on switching equipment and the rapid build-out of networks in recent years. Increased competition from new local exchange carriers added further pressures. The result was continued weak pricing for all service providers, including wireless companies that saw subscriber growth rates slow.

"The past year was a
 difficult one for
 investors..."

To survive in this difficult environment, service companies postponed or cut capital expenditures. This, in turn, hurt demand for the networking and equipment providers as well as the communications semiconductors companies.

STRATEGY AND PERFORMANCE REVIEW

John Hancock Communications Fund focused on communications companies with strong demand, the ability to cut costs, ample cash reserves and a strong research and development initiative. We believe companies with these attributes tend to hold up best in a downturn and will emerge as leaders in a rebound. We also diversified the Fund's assets across an array of areas that included media and advertising. Despite these strategies, the Fund still produced disappointing returns. The Fund's Class A, Class B, and Class C shares returned -39.90%, -40.17%, and -40.17%, respectively, at net asset value. By comparison, the average telecommunications fund returned -38.62%, according to Lipper, Inc.1 The Fund's benchmark, the Nasdaq Telecommunications Index, returned -49.95% over the same period.

[A photo of Paul Berlinguet flush right next to first paragraph.]

CONCENTRATION ON SERVICE PROVIDERS

Our heaviest concentration was in integrated telecom services, where our focus included regional bell operating companies like Verizon Communications. These companies held up better than the long-distance or alternative carriers, in part because of their ability to offset weak pricing by dramatically cutting capital spending. The regional bells also pay nice dividends that are attractive to investors in this kind of market environment. Toward the end of the period, stock prices on the regional bells had reached such low levels that investors began buying again, igniting a strong rally. AT&T also held up relatively well, thanks to its high levels of cash and steady dividends.

"We also diversified the
 Fund's assets across an
 array of areas that included
 media and advertising."

We kept a much smaller stake in wireless services, where many markets appear to be saturated. AT&T Wireless and Sprint PCS were among the Fund's worst performers. Both were hurt by stiff competition, weak pricing and the need to invest heavily in building a new third-generation (3G) network. As prospects weakened, we eliminated these names from the portfolio. In their place, we added Telstra, an Australian wireless provider that benefits from serving a less saturated market and cheap financing in Asia. We also added to our stake in Nextel Communications, a wireless company with better-than-expected pricing and a strong niche serving the construction businesses. As the company lowered its debt and built its cash reserves, the stock rallied nicely.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Telecommunications 51%, the second is Electronics 16%, the third Media 13%, the fourth Computers 4%, and the fifth Advertising 3%.]

OPPORTUNITY ON EQUIPMENT SIDE

The Fund had a below-average stake in networking and equipment providers, which were among the sector's worst performers. We maintained, however, a sizable investment in Cisco Systems, a leading networker that we believe is extremely well run. The company has a lot of cash, which can help it survive the downturn. In addition, Cisco has managed to maintain its gross margin levels during one of the worst telecom spending environments in history.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 10-31-02." The chart is divided into two sections (from top to left): Common stocks 89% and Short-term investments & other 11%.]

We also like select companies that make wireless handsets or the components that go into them. As the new high-speed, third generation
(3G) network comes on line in the United States, cell phone owners will want to upgrade their handsets so they can access new features. This stands to benefit Nokia, which makes wireless handsets, as well as Qualcomm and RF Micro Devices, both of which make semiconductors that go into handsets.

BRIGHT SPOTS IN MEDIA

Some of our best performance came from media-related companies. Our top media investment was Viacom, a well-run radio and television operator that benefited from a pick-up in advertising spending. Univision Communications, a Spanish broadcasting company, also did well, as demographic trends expanded its audience and boosted advertising rates. In the advertising area, we focused on Omnicom Group, a leading agency whose global market share has grown steadily in recent years. We also added stakes in Valassis Communications and Harte-Hanks, companies that provide direct mail and coupon inserts. Our biggest disappointment in this area was AOL-Time-Warner, which we sold. Its stock dropped when the expected synergies from its merger and restructuring failed to materialize.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Sprint PCS followed by a down arrow with the phrase "Weak pricing, large outlays for new 3G network." The second listing is RF Micro Devices followed by a down arrow with the phrase "Softening demand for communications semiconductors." The third listing is Viacom followed by an up arrow with the phrase "Strong operator, improved as spending."]

"We expect long-term
 demand for telecom
 services to increase..."

OUTLOOK

We expect long-term demand for telecom services to increase, as Internet usage continues to multiply and corporations increasingly put business functions on-line. Before the telecom sector turns around, however, it will have to work off the excess capacity that continues to plague this industry. This will happen over time as usage increases, the build-out of new networks slows, and the industry consolidates to fewer players. Near term, we expect continued volatility. But we believe current low stock prices could eventually translate into a great buying opportunity for long-term investors.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2002

Two indexes are used
for comparison. The
Standard & Poor's 500
Index, Index 1, is an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Nasdaq
Telecommunications
Index, Index 2, a capi-
talization-weighted
index designed to
measure the perfor-
mance of all Nasdaq
stocks in the
telecommunications
sector.

It is not possible to
invest in an index.
                              Class A      Class B      Class C      Index 1
Inception date                 6-1-01       6-1-01       6-1-01           --

Average annual returns with maximum sales charge (POP)
One year                       -42.95%      -43.16%      -41.36%      -15.10%
Since inception                -48.00%      -47.87%      -46.72%      -20.67%

Cumulative total returns with maximum sales charge (POP)
One year                       -42.95%      -43.16%      -41.36%      -15.10%
Since inception                -60.39%      -60.26%      -59.01%      -27.97%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 1 and is equal to $7,203 as of October 31, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Communications Fund, before sales charge, and is equal to $4,171 as of October 31, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock Communications Fund, after sales charge, and is equal to $3,961 as of October 31, 2002. The fourth line represent Index 2 and is equal to $3,128 as of October 31, 2002.

                                    Class B      Class C 1
Period beginning                     6-1-01       6-1-01
Without sales charge                 $4,140       $4,140
With maximum sales charge            $3,974       $4,099
Index 1                              $7,203       $7,203
Index 2                              $3,128       $3,128

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2002

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                      VALUE
COMMON STOCKS 89.03%                                                                            $1,111,398
(Cost $1,420,516)

Advertising 3.23%                                                                                  $40,341
   700   Omnicom Group, Inc.                                                                        40,341

Computers 3.76%                                                                                     46,956
 4,200   Cisco Systems, Inc.*                                                                       46,956

Electronics 15.92%                                                                                 198,728
 1,000   L-3 Communications Holdings, Inc.*                                                         47,000
 6,000   Motorola, Inc.                                                                             55,020
 6,000   RF Micro Devices, Inc.*                                                                    50,934
 2,150   Silicon Laboratories, Inc.*                                                                45,774

Media 12.77%                                                                                       159,437
 1,400   Comcast Corp. (Class A)*                                                                   32,214
   900   Harte-Hanks, Inc.                                                                          17,172
 1,000   Univision Communications, Inc. (Class A)*                                                  25,910
 1,100   Viacom, Inc. (Class B)*                                                                    49,071
 2,100   Walt Disney Co. (The)                                                                      35,070

Printing -- Commercial 2.07%                                                                        25,800
 1,000   Valassis Communications, Inc.*                                                             25,800

Telecommunications 51.28%                                                                          640,136
 6,000   AT&T Corp.                                                                                 78,240
 6,000   Level 3 Communications, Inc.*                                                              28,554
    60   McleodUSA, Inc.*                                                                                0
 5,100   Nextel Communications, Inc. (Class A)*                                                     57,528
 4,991   Nokia Corp., American Depositary Receipt (ADR) (Finland)                                   82,950
 2,300   QUALCOMM, Inc.*                                                                            79,396
 1,000   SBC Communications, Inc.                                                                   25,660
 4,000   Sprint Corp. (FON Group)                                                                   49,680
10,000   Telstra Corp., Ltd., (ADR) (Australia)                                                    132,400
 2,800   Verizon Communications, Inc.                                                              105,728

                                                                  INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                    RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 17.88%                                                                     $223,201
(Cost $223,201)

Government -- U.S. Agencies 8.01%
Fannie Mae Discount Note, 11-01-02                                                    $100         100,000

Joint Repurchase Agreement 3.69%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 10-31-02, due 11-01-02 (Secured by
U.S. Treasury Inflation Indexed Note, 3.00%
due 07-15-12)                                                         1.90%             46          46,000

                                                                                    SHARES
Cash Equivalents 6.18%
AIM Cash Investment Trust**                                                         77,201          77,201

TOTAL INVESTMENTS 106.91%                                                                       $1,334,599

OTHER ASSETS AND LIABILITIES, NET (6.91%)                                                         ($86,237)

TOTAL NET ASSETS 100.00%                                                                        $1,248,362


 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



ASSETS AND
LIABILITIES

October 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $1,643,717)                             $1,334,599
Cash                                                                      864
Dividends and interest receivable                                       4,628
Receivable from affiliates                                              1,614
Other assets                                                                9

Total assets                                                        1,341,714

LIABILITIES
Payable for securities on loan                                         77,201
Other payables and accrued expenses                                    16,151

Total liabilities                                                      93,352

NET ASSETS
Capital paid-in                                                     2,989,986
Accumulated net realized loss on investments                       (1,432,505)
Net unrealized depreciation of investments                           (309,118)
Accumulated net investment loss                                            (1)

Net assets                                                         $1,248,362

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($1,223,519 [DIV] 294,000 shares)                               $4.16
Class B ($12,422 [DIV] 3,000 shares)                                    $4.14
Class C ($12,421 [DIV] 3,000 shares)                                    $4.14

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($4.16 [DIV] 95%)                                             $4.38
Class C ($4.14 [DIV] 99%)                                               $4.18

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $109)                  $19,296
Interest (including securities lending income of $1,632)                6,489

Total investment income                                                25,785

EXPENSES
Investment management fee                                              15,468
Class A distribution and service fee                                    5,053
Class B distribution and service fee                                      133
Class C distribution and service fee                                      133
Printing                                                               11,238
Auditing fee                                                           10,000
Custodian fee                                                           9,568
Registration and filing fee                                             2,540
Accounting and legal services fee                                         363
Transfer agent fee                                                        341
Trustees' fee                                                             124
Miscellaneous                                                              79
Legal fee                                                                  25

Total expenses                                                         55,065
Less expense reductions                                               (27,402)

Net expenses                                                           27,663

Net investment loss                                                    (1,878)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                     (867,565)
Change in net unrealized appreciation (depreciation)
  of investments                                                       42,870

Net realized and unrealized loss                                     (824,695)

Decrease in net assets from operations                              ($826,573)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.
                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                       10-31-01 1    10-31-02
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                     ($2,508)      ($1,878)

Net realized loss                                      (564,945)     (867,565)
Change in net unrealized appreciation
  (depreciation)                                       (351,988)       42,870

Decrease in net assets resulting
  from operations                                      (919,441)     (826,573)

Distributions to shareholders
From net investment income
Class A                                                      --        (5,627)
                                                             --        (5,627)
From Fund share transactions                          3,000,050           (47)

NET ASSETS
Beginning of period                                          --     2,080,609

End of period 2                                      $2,080,609    $1,248,362

1 Inception period from 6-1-01 through 10-31-01.

2 Includes accumulated net investment income (loss) of $5,627 and ($1), respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $6.94
Net investment loss 2                                    (0.01)      (0.01)
Net realized and unrealized loss
  on investments                                         (3.05)      (2.75)
Total from
  investment operations                                  (3.06)      (2.76)
Less distributions
From net investment income                                  --       (0.02)
Net asset value, end of period                           $6.94       $4.16
Total return 3,4 (%)                                    (30.60) 5   (39.90)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $2          $1
Ratio of expenses
  to average net assets (%)                               1.60 6      1.60
Ratio of adjusted expenses
  to average net assets 7 (%)                             3.99 6      3.19
Ratio of net investment loss
  to average net assets (%)                              (0.23) 6    (0.10)
Portfolio turnover (%)                                      81         119

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $6.92
Net investment loss 2                                    (0.03)      (0.03)
Net realized and unrealized loss
  on investments                                         (3.05)      (2.75)
Total from
  investment operations                                  (3.08)      (2.78)
Net asset value, end of period                           $6.92       $4.14
Total return 3,4 (%)                                    (30.80) 5   (40.17)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 8        -- 8
Ratio of expenses
  to average net assets (%)                               2.30 6      2.08
Ratio of adjusted expenses
  to average net assets 7 (%)                             4.69 6      3.67
Ratio of net investment loss
  to average net assets (%)                              (0.93) 6    (0.58)
Portfolio turnover (%)                                      81         119

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $6.92
Net investment loss 2                                    (0.03)      (0.03)
Net realized and unrealized loss
  on investments                                         (3.05)      (2.75)
Total from
  investment operations                                  (3.08)      (2.78)
Net asset value, end of period                           $6.92       $4.14
Total return 3,4 (%)                                    (30.80) 5   (40.17)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 8        -- 8
Ratio of expenses
  to average net assets (%)                               2.30 6      2.08
Ratio of adjusted expenses
  to average net assets 7 (%)                             4.69 6      3.67
Ratio of net investment loss
  to average net assets (%)                              (0.93) 6    (0.58)
Portfolio turnover (%)                                      81         119

1 Class A, Class B and Class C shares began operations on 6-1-01.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Communications Fund (the "Fund") is a non-diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On October 31, 2002, the Fund loaned securities having a market value of $75,687 collateralized by cash in the amount of $77,201. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,426,509 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $558,949 and October 31, 2010 -- $867,560.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended October 31, 2002, the tax character of distributions paid for Class A shares was as follows: ordinary income $5,627. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distri butions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value (b) 0.85% of the next $500,000,000 of the Fund's average daily net asset value and (c) 0.80% of the Fund's average daily net asset value in excess of $1,000,000,000.

The Adviser has agreed to limit the Fund's expenses, excluding distribution and service fees, to 1.30% of the Fund's average daily net assets, at least until February 28, 2003. Accordingly, the expense reduction amounted to $27,402 for the year ended October 31, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2002, JH Funds received no up-front sales charges with regard to sales of Class A and Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2002, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses. Effective January 1, 2003, the Fund will pay a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest of the Fund on October 31, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compen sa tion Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased, during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                        PERIOD ENDED 10-31-01 1     YEAR ENDED 10-31-02
                          SHARES       AMOUNT       SHARES       AMOUNT
CLASS A SHARES
Sold                     294,006   $2,940,050           --           --
Repurchased                   --           --           (6)        ($47)
Net increase (decrease)  294,006   $2,940,050           (6)        ($47)

CLASS B SHARES
Sold                       3,000      $30,000           --           --
Net increase               3,000      $30,000           --           --

CLASS C SHARES
Sold                       3,000      $30,000           --           --
Net increase               3,000      $30,000           --           --

NET INCREASE (DECREASE)  300,006   $3,000,050           (6)        ($47)

1 Inception period from 6-1-01 through 10-31-01.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2002, aggregated $2,045,516 and $1,752,818, respectively.

The cost of investments owned on October 31, 2002, including short-term investments, for federal income tax purposes was $1,649,713. Gross unrealized appreciation and depreciation of investments aggregated $14,155 and $329,269, respectively, resulting in net unrealized depreciation of $315,114. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended October 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $5, a decrease in accumulated net investment loss of $1,877 and a decrease in capital paid-in of $1,882. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment loss per share in the financial highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Communications Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Communications Fund, (a series of John Hancock World Fund) (the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2002



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended October 31, 2002.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2002, 72.81% of the dividends qualify for the dividends received deduction.

If the Fund paid dividends during the fiscal year, the shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for the calendar year 2002.




TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             2001                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         2001                31
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Trustee, Northeastern University (education); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000); Chairman and Director, Northeast Retirement Services, Inc. (retirement administration)
(since 1998).

William J. Cosgrove, Born: 1933                                                             2001                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            2001                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

Gail D. Fosler 2, Born: 1947                                                                2001                31
Senior Vice President and Chief Economist, The Conference Board
(non-profit economic and business research) (since 1989); Director, Unisys
Corp. (since 1993); Director, H.B. Fuller Company (since 1992) and
DBS Holdings (Singapore) (banking and financial services) (since 1999);
Director, National Bureau of Economic Research (academic) (since 1989);
Director, Baxter International (medical health care) (since 2001).

William F. Glavin, Born: 1932                                                               2001                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

Patti McGill Peterson, Born: 1943                                                           2001                39
Executive Director, Council for International Exchange of Scholars (since
1998), Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                  2001                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   2001                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource
Group, Independence Investment LLC, Independence Fixed Income LLC,
John Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial
Group, LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John
Hancock Funds"), Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.")
(until 1999) and John Hancock Signature Services, Inc. ("Signature
Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2001                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence Investment LLC,
Independence Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2001
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2001
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   2001
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     2001
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     2001
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



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FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Communications Fund.


7400A 10/02
      12/02






John Hancock
International
Small Cap
Growth Fund

ANNUAL
REPORT

10.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 14

Trustees & officers
page 28

For your information
page 33


Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly for much of the year. Despite a strong rally in October, the broad Standard & Poor's 500 Index is down 22% year to date through October, the Dow Jones Industrial Average is off 15% and the technology-laden Nasdaq Composite Index has fallen 32%. Investors in equity mutual funds have been unable to escape the market's descent, as 99% of all U.S. diversified equity funds have produced negative results through October, according to Lipper, Inc., and the average equity fund has lost 23%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short-term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation by
investing primar
ily in equity
securities of for
eign companies
with small market
capitalizations.

Over the last twelve months

* Global economic growth remained sluggish and geopolitical concerns dampened investor enthusiasm for stocks.

* Small-cap stocks held up better than large caps, and value stocks outperformed growth.

* The Fund shifted assets away from commercial/industrial services and tech toward financial services and transportation.

[Bar chart with heading "John Hancock International Small Cap Growth Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2002." The chart is scaled in increments of 5% with -20% at the bottom and 0% at the top. The first bar represents the -15.23% total return for Class A. The second bar represents the -15.75% total return for Class B. The third bar represents the -15.75% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 1.6%   Anglo Irish Bank Corp. Plc
 1.5%   Tandberg ASA
 1.5%   Gjensidige NOR ASA
 1.3%   Cott Corp.
 1.2%   Molson Inc.
 1.2%   Irish Life & Permanent Plc
 1.2%   Komatsu Ltd.
 1.1%   Precision Drilling Corp.
 1.1%   Parmalat Finanziaria SpA
 1.1%   RONA, Inc.

As a percentage of net assets on October 31, 2002.



BY LORETTA MORRIS FOR THE NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
PORTFOLIO MANAGEMENT TEAM

John Hancock
International Small Cap Growth Fund

MANAGERS'
REPORT

Following two consecutive years of decline in the global stock market, investors could not be faulted for hoping that better days lay ahead. However, these hopes were dashed as equity markets around the world continued to retreat during the 12-month period ended October 31, 2002.

The reporting period began with a powerful rally as investors rebuilt their shattered confidence and sentiment improved following the September 11, 2001 terrorist attacks on U.S. soil. In the wake of the attacks, coordinated action by the world's central bankers led to unprecedented stimulus in the form of interest-rate reductions and injections of liquidity into the markets. The stimulus began to have its desired effect late in 2001 as encouraging economic reports indicated that a recovery was indeed underway.

Increasing evidence of a pickup in economic growth, as well as the support of low interest rates, buoyed international markets during the first quarter of 2002. While developed markets in Europe and Japan posted modest gains, emerging markets did significantly better.

"...equity markets around
 the world continued
 to retreat..."

As the year unfolded, however, evidence of a slowing global economy, accounting scandals in the United States, an escalation of violence in the Middle East and prospects of U.S. military action in Iraq dampened investor sentiment. One notable exception was in Japan, where stocks surged on a combination of technical reforms (new regulations limiting short selling, for example) and hints that its beleaguered economy might be bottoming.

Late in the period, the major international developed stock markets, with the exception of Japan, staged a solid rebound. On a macroeconomic level, worries of a possible double-dip recession in global growth were offset by a number of positive data, including moderating oil prices, higher freight rates and a firming in demand for dynamic random access memory (DRAM) chips.

By market capitalization and investment style, international small-cap stocks held up better than large-cap equities and value-oriented stocks outperformed their growth-oriented counterparts.

FUND PERFORMANCE EXPLAINED

For the 12 months ended October 31, 2002, John Hancock International Small Cap Growth Fund's Class A, Class B and Class C shares posted total returns of -15.23%, -15.75% and -15.75%, respectively, at net asset value. During the same period, the average international small-cap fund returned -9.32%, according to Lipper, Inc.1, while the benchmark
Salomon Extended Market Europe and Pacific (EPAC) Index fell -8.52%.

The Fund's underperformance relative to its benchmark was caused largely by disappointing stock selection in the producers/manufacturing and consumer services sectors. Within these sectors, machinery/equipment companies and broadcasters declined sharply. On the positive side, holdings in the financial services sector, sparked by a strong advance in regional/commercial banking stocks, and the insurance services sector, which declined less than 5% in the portfolio versus nearly 45% in the benchmark, supported relative returns.

"...holdings in the United
 Kingdom, Japan and
 Australia were the
 primary contributors
 to relative
 underperformance..."

By country, stock selection in Ireland and Spain was strong, with both nations gaining during the period. However, holdings in the United Kingdom, Japan and Australia were the primary contributors to both relative underperformance and negative absolute performance.

[Table at top left-hand side of page entitled "Top five sectors." The first listing is Transportation 8%, the second is Medical 7%, the third Finance 7%, the fourth Banks--foreign 6%, and the fifth Retail 5%.]

The list of top decliners for the period included Yaskawa Electric Corp. of Japan, which we sold, Ballard Power Systems of Canada and U.K.-based Pace Micro Technology, which we sold. Gainers included Japan's NTN Corp. and Nitto Denko Corp., both of which we sold, and Anglo Irish Bank.

During the period, as a result of our bottom-up analysis of the appreciation potential for individual stocks, we shifted assets away from commercial/industrial services and technology stocks and into financial services and transportation companies. By country, we trimmed holdings in the United Kingdom and increased exposure to Canada.

[Bar chart at middle of page with heading "Top countries As a percentage of net assets on 10-31-02." The chart is divided into five sections (from top to bottom): Japan 19%, United Kingdom 16%, Canada 11%, France 7% and Italy 5%.]

OUTLOOK

Looking ahead, the international equity markets are sending mixed signals. Economic data have been disappointing in the United States, Eurozone and Japan, and tensions in Iraq continue to hang over the markets.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Pace Micro Technology followed by a down arrow with the phrase "Sluggish sales of set-top boxes and high debt load pressure stock." The second listing is Anglo Irish Bank followed by an up arrow with the phrase "Strong macroeconomic conditions and growing market share." The third listing is Ballard Power Systems followed by a down arrow with the phrase "Ongoing losses and uncertain future for its leading-edge fuel cell products."]

We are especially cautious about our outlook for Germany and Japan. In Germany, which amounts to 35% of the total European Union economy, German business confidence fell to a nine-month low in October, manufacturing orders declined, and leading German research institutes cut their growth forecasts for 2003 by more than half. Germany's DAX Index remains quite volatile. The persistent burden of excessive debt could continue to constrain the telecommunications industry, although we began to see signs of positive change late in the period. In Japan, resistance to reform is blocking the government from making meaningful progress.

"...international equity
 markets are sending
 mixed signals."

For investors to regain confidence and rekindle enthusiasm for equities, a return to profitability and increased visibility regarding corporate earnings in the fourth quarter and into 2003 is paramount. Also, we believe that the European Central Bank (ECB) must lower interest rates to stimulate growth. Currently, the ECB has remained committed to its mission of combating inflation, but inflationary pressures are easing even as the Eurozone economy weakens.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks, and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2002

The index used for
comparison is the
Salomon Extended
Market Europe &
Pacific (EPAC) Index,
an unmanaged index
that consists of every
company with an
investable market capi-
talization of over $100
million in 22 countries.

It is not possible to
invest in an index.


                              Class A      Class B      Class C        Index
Inception date                 6-1-01       6-1-01       6-1-01           --

Average annual returns with maximum sales charge (POP)
One year                       -19.48%      -19.96%      -17.38%       -8.52%
Since inception                -24.52%      -24.39%      -22.73%      -16.78%

Cumulative total returns with maximum sales charge (POP)
One year                       -19.48%      -19.96%      -17.38%       -8.52%
Since inception                -32.86%      -32.70%      -30.59%      -22.94%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Salomon Extended Market Europe & Pacific (EPAC) Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $7,706 as of October 31, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock International Small Cap Growth Fund, before sales charge, and is equal to $7,070 as of October 31, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock International Small Cap Growth Fund, after sales charge, and is equal to $6,714 as of October 31, 2002.

                                    Class B      Class C 1
Period beginning                     6-1-01       6-1-01
Without sales charge                 $7,010       $7,010
With maximum sales charge            $6,730       $6,940
Index                                $7,706       $7,706

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2002

This schedule is divided into four main categories: common stocks, preferred stocks, warrants and short-term investments. Common stocks, preferred stocks and warrants are further broken down by country. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES     ISSUER                                                                                              VALUE
COMMON STOCKS 92.66%                                                                                       $1,964,321
(Cost $2,083,646)

Australia 0.36%                                                                                                $7,622
 12,600   Lihir Gold Ltd.* (Metal)                                                                              7,622

Austria 1.41%                                                                                                  29,910
   320    Erste Bank der oesterreichischen Sparkassen AG
          (Banks -- Foreign)                                                                                   18,751
   440    Voestalpine AG (Steel)                                                                               11,159

Brazil 0.46%                                                                                                    9,688
 1,400    Tele Norte Leste Participacoes SA American Depositary
          Receipts (ADR) (Telecommunications)                                                                   9,688

Canada 11.48%                                                                                                 243,305
 3,300    Abitibi-Consolidated, Inc. (Paper & Paper Products)                                                  20,953
   800    Ballard Power Systems, Inc.* (Electronics)                                                            8,863
   700    Canadian Pacific Railway Ltd (Transport)                                                             13,745
 1,500    Cott Corp.* (Beverages)                                                                              27,750
   700    Dofasco, Inc. (Steel)                                                                                12,833
 1,000    Finning Internatonal, Inc. (Machinery)                                                               15,586
   600    Industrial Alliance Life Insurance Co. (Insurance)                                                   13,223
   900    Kingsway Financial Services, Inc.* (Insurance) (USD)                                                  6,831
   400    Kingsway Financial Services, Inc.* (Insurance)                                                        3,087
   500    Masonite International Corp.* (ADR) (Building)                                                        8,240
 1,400    Molson, Inc. (A Shares) (Beverages)                                                                  26,346
   700    Precision Drilling Corp.* (Oil & Gas)                                                                23,905
 2,700    RONA, Inc.* (Retail) (R)                                                                             23,283
   700    Saputo, Inc. (Food)                                                                                  11,626
 1,260    Cominco Ltd. (Class B) (Metal)                                                                        8,733
   900    Tesco Corp.* (Oil & Gas)                                                                              8,911
   750    WestJet Airlines Ltd.* (Transport)                                                                    9,390

Denmark 2.26%                                                                                                  47,837
   100    Carlsberg AS (Beverages)                                                                              4,690
   200    Coloplast AS (Medical)                                                                               14,258
   600    Danisco AS (Food)                                                                                    19,508
   400    Jyske Bank AS* (Banks -- Foreign)                                                                     9,381

Finland 1.09%                                                                                                  23,199
 3,400    Sampo Oyj (A Shares) (Finance)                                                                       23,199

France 6.48%                                                                                                  137,299
   300    CNP Assurances SA (Insurance)                                                                        10,651
   500    Essilor International SA (Retail)                                                                    20,128
   700    Generale de Sante SA* (Medical)                                                                       6,932
   900    JC Decaux SA* (Advertising)                                                                           9,670
   600    NicOx SA* (Medical)                                                                                   9,150
   300    Pechiney SA (Metal)                                                                                   9,257
   100    Pernod-Ricard SA (Beverages)                                                                         10,131
   110    Technip-Coflexip SA (Building)                                                                        7,151
   538    Thales SA (Electronics)                                                                              14,518
   400    Unibail SA (Real Estate Operations)                                                                  22,955
   300    Vinci SA (Engineering / R&D Services)                                                                16,756

Germany 2.84%                                                                                                  60,179
   100    AMB Generali Holding AG (Insurance)                                                                   6,090
   400    Celanese AG* (Chemicals)                                                                              7,447
   500    Deutsche Boerse AG (Finance)                                                                         17,924
   400    Fraport AG (Transport)                                                                                8,120
   500    Schwarz Pharma AG (Medical)                                                                           9,606
   300    Stada Arzneimittel AG (Medical)                                                                      10,992

Greece 0.93%                                                                                                   19,715
 1,400    Coca-Cola Hellenic Bottling Co. SA (Beverages)                                                       19,715

Hong Kong 1.58%                                                                                                33,584
 9,000    Cathay Pacific Airways Ltd. (Transport)                                                              12,636
13,000    Hang Lung Properties Ltd. (Real Estate Operations)                                                   12,668
 6,000    Hongkong Land Holdings Ltd. (Real Estate Operations)                                                  8,280

India 0.55%                                                                                                    11,597
   960    Ranbaxy Laboratories Ltd. Global Depositary
          Receipts (GDR) (Medical)                                                                             11,597

Ireland 3.36%                                                                                                  71,157
 5,000    Anglo Irish Bank Corp. Plc (Banks -- Foreign)                                                        33,423
   500    ICON Plc* (ADR) (Business Services -- Misc.)                                                         12,066
 2,200    Irish Life & Permanent Plc (Finance)                                                                 25,668

Italy 5.19%                                                                                                   110,137
 1,400    Banco Popolare di Verona e Novara Scrl (Banks -- Foreign)                                            16,776
20,000    Impregilo SpA* (Building)                                                                             7,724
 2,500    Italcementi SpA (Building)                                                                           21,960
 2,300    Italgas SpA (Utilities)                                                                              22,412
 8,500    Parmalat Finanziaria SpA (Food)                                                                      23,737
   300    Recordati SpA (Medical)                                                                               6,714
 2,000    Saipem SpA (Oil & Gas)                                                                               10,814

Japan 18.90%                                                                                                  400,766
   500    Aderans Co., Ltd. (Cosmetics & Personal Care)                                                        10,877
 4,000    Bank of Yokohama, Ltd. (Banks -- Foreign)                                                            16,750
   700    Capcom Co., Ltd. (Computers)                                                                         13,285
   200    Funai Electric Co., Ltd. (Electronics)                                                               21,598
   600    Hokkaido Electric Power Co., Inc. (Utilities)                                                         7,665
 2,000    Hokuetsu Paper Mills, Ltd. (Paper & Paper Products)                                                  10,644
   500    Ito En Ltd. (Beverages)                                                                              15,917
 2,000    JSR Corp, (Rubber -- Tires & Misc.)                                                                  16,521
 2,000    Keihin Electric Express Railway Co., Ltd. (Transport)                                                 9,044
 8,000    Komatsu Ltd. (Machinery)                                                                             25,533
   700    Konami Corp. (Computers)                                                                             16,684
 2,000    Konica Corp. (Office)                                                                                13,583
   330    Kose Corp. (Cosmetics & Personal Care)                                                               10,209
 2,000    Marui Co., Ltd. (Retail)                                                                             18,578
   200    Nichii Gakkan Co. (Medical)                                                                           9,958
   200    Nidec Corp. (Machinery)                                                                              12,146
 1,000    Nippon Electric Glass Co., Ltd. (Electronics)                                                        11,256
 1,000    Nipponkoa Insurance Co., Ltd. (Insurance)                                                             3,485
     2    Office Building Fund of Japan, Inc. (Real Estate Investment Trust)                                    9,681
 2,000    Onward Kashiyama Co., Ltd. (Textile)                                                                 16,668
   800    Pioneer Corp. (Electronics)                                                                          13,648
 5,000    Seiyu, Ltd.* (Retail)                                                                                14,978
 4,000    Sekisui Chemical Co., Ltd. (Building)                                                                10,546
 2,000    Shizuoka Bank Ltd. (Banks -- Foreign)                                                                12,456
 7,000    Teijin Ltd. (Textile)                                                                                16,399
   900    THK Co., Ltd. (Machinery)                                                                             9,168
 4,000    Toho Gas Co., Ltd. (Oil & Gas)                                                                        9,860
 1,000    Tokyo Broadcasting System, Inc. (Media)                                                              13,713
   500    Trend Micro, Inc.* (Computers)                                                                       11,428
   500    Uni-Charm Corp. (Cosmetics & Personal Care)                                                          18,488

Mexico 0.23%                                                                                                    4,937
   200    Tubos de Acero de Mexico SA (Steel)                                                                     362
   500    Tubos de Acero de Mexico SA (ADR) (Steel)                                                             4,575

Netherlands 2.42%                                                                                              51,312
   700    Euronext NV (Finance)                                                                                13,934
   200    Fugro NV (Engineering / R&D Services)                                                                 8,021
   300    IHC Caland NV (Oil & Gas)                                                                            13,310
   800    KLM Royal Dutch Airlines NV (Transport)                                                               9,348
   300    Van der Moolen Holding NV (Finance)                                                                   6,699

Norway 5.04%                                                                                                  106,864
 3,500    Frontline Ltd. (Transport)                                                                           21,085
 1,000    Gjensidige NOR ASA* (Finance)                                                                        31,063
   600    ProSafe ASA * (Oil & Gas)                                                                             7,584
 3,000    Tandberg ASA* (Telecommunications)                                                                   32,475
 2,000    Tomra Systems ASA (Pollution Control)                                                                14,657

Portugal 0.75%                                                                                                 15,810
 3,100    Brisa-Auto Estrada de Portugal, SA (Transport)                                                       15,810

Singapore 1.18%                                                                                                24,936
14,000    CapitaLand Ltd. (Real Estate Operations)                                                             10,149
 2,000    City Developments, Ltd. (Real Estate Operations)                                                      5,301
 1,000    Fraser & Neave Ltd. (Beverages)                                                                       4,361
 1,000    Great Eastern Holdings Ltd. (Insurance)                                                               5,125

Spain 4.68%                                                                                                    99,287
   300    Acciona SA (Building)                                                                                11,586
   600    Actividades de Construccion y Servicios SA (Building)                                                16,637
   800    Altadis SA (Tobacco)                                                                                 16,914
 1,400    Autopistas, Concesionaria Espanola SA (Transport)                                                    14,696
 2,500    Corporacion Mapfre SA (Insurance)                                                                    16,909
 1,300    Ebro Puleva SA (Food)                                                                                12,320
 5,900    Iberia Lineas Aereas de Espana SA (Transport)                                                        10,225

Sweden 2.48%                                                                                                   52,660
   600    Autoliv, Inc. Swedish Depositary Receipts (Automobile /Trucks)                                       11,558
 1,200    Capio AB* (Medical)                                                                                   7,203
 2,000    Elekta AB (B Shares)* (Medical)                                                                      18,772
 2,100    Swedish Match AB (Tobacco)                                                                           15,127

Switzerland 2.53%                                                                                              53,583
   100    Actelion Ltd.* (Medical)                                                                              3,827
   300    Converium Holding AG* (Insurance)                                                                    12,112
    50    Givaudan SA (Cosmetics & Personal Care)                                                              20,932
   200    Nobel Biocare Holding AG* (Medical)                                                                  11,123
   300    Saurer AG* (Machinery)                                                                                5,589

Taiwan 0.49%                                                                                                   10,413
 9,375    Ritek Corp. (GDR) (Computers) (R)                                                                    10,413

United Kingdom 15.97%                                                                                         338,524
 1,300    British Land Co. Plc (Real Estate Operations)                                                         9,111
 3,400    Capita Group Plc (Business Services -- Misc.)                                                        11,915
 1,600    Capital Radio Plc (Media)                                                                            13,016
   700    Cobham Plc (Aerospace)                                                                               10,579
 1,300    Exel Plc (Transport)                                                                                 13,362
 9,100    Friends Provident Plc (Insurance)                                                                    18,579
 3,800    Game Group Plc (Computers)                                                                            6,644
 2,500    George Wimpey Plc (Building)                                                                         10,756
 3,000    Kelda Group Plc (Utilities)                                                                          17,741
15,800    Kidde Plc (Protection -- Safety Equip. & Svc.)                                                       16,561
 1,500    Man Group Plc (Finance)                                                                              22,340
 4,900    MFI Furniture Group Plc (Furniture)                                                                  10,042
 5,000    Morrison (Wm.) Supermarkets Plc (Retail)                                                             16,446
   800    Next Plc (Retail)                                                                                    11,139
 1,900    Northern Rock Plc (Banks -- Foreign)                                                                 20,064
 5,300    Peninsular and Oriental Steam Navigation Co. (Transport)                                             15,775
12,500    PHS Group Plc (Business Services -- Misc.)                                                           13,089
 2,400    Rexam Plc (Containers)                                                                               15,329
15,600    SkyePharma Plc* (Medical)                                                                            11,715
 3,100    Smith & Nephew Plc (Medical)                                                                         18,429
 2,000    Smiths Group Plc (Manufacturing)                                                                     22,951
 3,700    Taylor Woodrow Plc (Building)                                                                        11,027
 9,500    Tullow Oil Plc* (Oil & Gas)                                                                          13,525
15,000    Woolworths Group Plc (Retail)                                                                         8,389

PREFERRED STOCKS 0.60%                                                                                        $12,735
(Cost $12,190)

Germany 0.60%                                                                                                  12,735
  200     Henkel KGaA (Chemicals)                                                                              12,735

WARRANTS 2.18%                                                                                                 46,298
(Cost $53,694)

France 0.65%                                                                                                   13,772
19,051    Eurotunnel SA* (Transport)                                                                           13,772

India 1.53%                                                                                                    32,526
   100    Infosys Technology Ltd.* (Computers)                                                                  7,836
 1,090    ITC Ltd.* (Tobacco)                                                                                  13,870
 1,000    Saytam Computer Services Ltd. (ADR) (Computers)                                                      10,820

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 6.89%                                                                                 $146,000
(Cost $146,000)

Joint Repurchase Agreement 6.89%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 10-31-02, due 11-01-02 (Secured by
U.S. Treasury Inflation Indexed Note 3.00%
due 07-15-12)                                                                    1.90%           $146         146,000

TOTAL INVESTMENTS 102.33%                                                                                  $2,169,354

OTHER ASSETS AND LIABILITIES, NET (2.33%)                                                                    ($49,297)

TOTAL NET ASSETS 100.00%                                                                                   $2,120,057

  * Non-income producing security.

(R) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $33,696 or 1.59% of net assets as of October 31, 2002.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




PORTFOLIO
CONCENTRATION

October 31, 2002
(unaudited)

The concentration
of the Fund's
investments can
be aggregated by
various industry
groups. This
table shows
the percentages
of the Fund's
investments
assigned to the
various invest-
ment categories.

                                        VALUE OF SECURITIES
                                            AS A PERCENTAGE
INVESTMENT CATEGORIES                         OF NET ASSETS

Advertising                                           0.46%
Aerospace                                             0.50
Automobiles / Trucks                                  0.54
Banks -- Foreign                                      6.02
Beverages                                             5.14
Building                                              4.98
Business Services -- Misc.                            1.75
Chemicals                                             0.95
Computers                                             3.64
Containers                                            0.72
Cosmetics & Personal Care                             2.85
Electronics                                           3.30
Engineering / R&D Services                            1.17
Finance                                               6.64
Food                                                  3.17
Furniture                                             0.47
Insurance                                             4.53
Machinery                                             3.21
Manufacturing                                         1.08
Media                                                 1.26
Medical                                               7.09
Metal                                                 1.21
Office                                                0.64
Oil & Gas                                             4.15
Paper & Paper Products                                1.49
Pollution Control                                     0.69
Protection -- Safety Equip. & Svc.                    0.78
Real Estate Investment Trust                          0.46
Real Estate Operations                                3.23
Retail                                                5.33
Rubber -- Tires & Misc                                0.78
Steel                                                 1.36
Telecommunications                                    1.99
Textile                                               1.56
Tobacco                                               2.17
Transportation                                        7.88
Utilities                                             2.25
Short-term investments                                6.89

Total investments                                   102.33%

See notes to
financial statements.



ASSETS AND
LIABILITIES

October 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $2,295,530)                             $2,169,354
Cash                                                                      619
Foreign cash at value (cost $3,827)                                     3,827
Receivable for investments sold                                        29,768
Dividends and interest receivable                                       5,056
Receivable from affiliates                                              9,233
Other assets                                                               11

Total assets                                                        2,217,868

LIABILITIES
Payable for investments purchased                                      47,025
Other payables and accrued expenses                                    50,786

Total liabilities                                                      97,811

NET ASSETS
Capital paid-in                                                     2,978,626
Accumulated net realized loss on investments and
  foreign currency transactions                                      (732,638)
Net unrealized depreciation of investments and
  translation of assets and liabilities in foreign currencies        (125,955)
Accumulated net investment income                                          24

Net assets                                                         $2,120,057

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($2,077,973 [DIV] 294,000 shares)                               $7.07
Class B ($21,042 [DIV] 3,000 shares)                                    $7.01
Class C ($21,042 [DIV] 3,000 shares)                                    $7.01

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($7.07 [DIV] 95%)                                             $7.44
Class C ($7.01 [DIV] 99%)                                               $7.08

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also shows
net gains (losses)
for the period
stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $4,783)                $35,054
Interest                                                                2,745

Total investment income                                                37,799

EXPENSES
Investment management fee                                              24,771
Class A distribution and service fee                                    7,284
Class B distribution and service fee                                      190
Class C distribution and service fee                                      190
Transfer agent fee                                                         84
Custodian fee                                                         105,820
Printing                                                               27,008
Auditing fee                                                           15,000
Registration and filing fee                                             5,052
Accounting and legal services fee                                         523
Trustees' fee                                                             153
Miscellaneous                                                             106
Legal fee                                                                  35

Total expenses                                                        186,216
Less expense reductions                                              (146,349)

Net expenses                                                           39,867

Net investment loss                                                    (2,068)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                                          (453,825)
Foreign currency transactions                                          (6,120)
Change in net unrealized appreciation (depreciation) of
Investments                                                            78,620
Translation of assets and liabilities in foreign currencies               199

Net realized and unrealized loss                                     (381,126)

Decrease in net assets from operations                              ($383,194)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif
ference reflects
earnings less
expenses, any
investment gains
and losses, distri
butions paid to
shareholders, if
any, and any
increase or
decrease in
money
shareholders
invested in
the Fund.
                                                        PERIOD          YEAR
                                                         ENDED         ENDED
                                                      10-31-01 1    10-31-02

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                    ($2,546)      ($2,068)

Net realized loss                                     (289,429)     (459,945)
Change in net unrealized appreciation
  (depreciation)                                      (204,774)       78,819

Decrease in net assets resulting
  from operations                                     (496,749)     (383,194)

From Fund share transactions                         3,000,000            --

NET ASSETS
Beginning of period                                         --     2,503,251

End of period 2                                     $2,503,251    $2,120,057

1 Inception period from 6-1-01 through 10-31-01.

2 Includes accumulated net investment income of none and $24, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          10-31-01 1  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $8.34
Net investment loss 2                                    (0.01)      (0.01)
Net realized and unrealized
  loss on investments                                    (1.65)      (1.26)
Total from investment operations                         (1.66)      (1.27)
Net asset value,
  end of period                                          $8.34       $7.07
Total return 3,4 (%)                                    (16.60) 5   (15.23)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $2          $2
Ratio of expenses
  to average net assets (%)                               1.60 6      1.60
Ratio of adjusted expenses
  to average net assets 7 (%)                             9.61 6      7.51
Ratio of net investment loss
  to average net assets (%)                              (0.21) 6    (0.07)
Portfolio turnover (%)                                      59         153

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $8.32
Net investment loss 2                                    (0.03)      (0.04)
Net realized and unrealized
  loss on investments                                    (1.65)      (1.27)
Total from investment operations                         (1.68)      (1.31)
Net asset value,
  end of period                                          $8.32       $7.01
Total return 3,4 (%)                                    (16.80) 5   (15.75)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 8        -- 8
Ratio of expenses
  to average net assets (%)                               2.30 6      2.07
Ratio of adjusted expenses
  to average net assets 7 (%)                            10.31 6      7.98
Ratio of net investment loss
  to average net assets (%)                              (0.92) 6    (0.54)
Portfolio turnover (%)                                      59         153

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-01 1  10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00       $8.32
Net investment loss 2                                    (0.03)      (0.04)
Net realized and unrealized
  loss on investments                                    (1.65)      (1.27)
Total from investment operations                         (1.68)      (1.31)
Net asset value,
  end of period                                          $8.32       $7.01
Total return 3,4 (%)                                    (16.80) 5   (15.75)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 8        -- 8
Ratio of expenses
  to average net assets (%)                               2.30 6      2.07
Ratio of adjusted expenses
  to average net assets 7 (%)                            10.31 6      7.98
Ratio of net investment loss
  to average net assets (%)                              (0.92) 6    (0.54)
Portfolio turnover (%)                                      59         153

1 Class A, Class B and Class C shares began operations on 6-1-01.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Not annualized.

6 Annualized.

7 Does not take into consideration expense reductions during the periods shown.

8 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock International Small Cap Growth Fund (the "Fund") is a diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on October 31, 2002.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction. The Fund had no open forward foreign currency exchange contracts on October 31, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $728,552 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2009 -- $271,490 and October 31, 2010 -- $457,062.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.90% of the next $500,000,000 and (c) 0.85% of the Fund's average daily net asset value in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees, to 1.30% of the Fund's average daily net assets, at least until February 28, 2003. Accordingly, the expense reduction amounted to $146,349 for the year ended October 31, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2002, JH Funds received no up-front sales charges with regard to Class A and Class C shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2002, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses. Effective January 1, 2003, the Fund will pay a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 300,000 shares of beneficial interest of the Fund on October 31, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                   PERIOD ENDED 10-31-01 1     YEAR ENDED 10-31-02
                    SHARES        AMOUNT       SHARES       AMOUNT
CLASS A SHARES
Sold               294,000    $2,940,000           --           --
Net increase       294,000    $2,940,000           --           --

CLASS B SHARES
Sold                 3,000       $30,000           --           --
Net increase         3,000       $30,000           --           --

CLASS C SHARES
Sold                 3,000       $30,000           --           --
Net increase         3,000       $30,000           --           --

NET INCREASE       300,000    $3,000,000           --           --

1 Inception period from 6-1-01 through 10-31-01.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2002, aggregated $3,648,450 and $3,575,727, respectively.

The cost of investments owned on October 31, 2002, including short-term investments, for federal income tax purposes was $2,299,395. Gross unrealized appreciation and depreciation of investments aggregated $102,655 and $232,696, respectively, resulting in net unrealized depreciation of $130,041. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended October 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $6,137, an increase in accumulated net investment income of $2,092 and a decrease in capital paid-in of $8,229. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating loss and foreign currency gains and losses in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock International Small Cap Growth Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock International Small Cap Growth Fund (a series of John Hancock World Fund) (the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2002 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2002



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2002.

If the Fund paid distributions, the shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions which are taxable for the calendar year 2002.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             2001                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         2001                31
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Trustee, Northeastern University (education); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000); Chairman and Director, Northeast Retirement Services, Inc. (retirement administration)
(since 1998).

William J. Cosgrove, Born: 1933                                                             2001                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            2001                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

Gail D. Fosler 2, Born: 1947                                                                2001                31
Senior Vice President and Chief Economist, The Conference Board
(non-profit economic and business research) (since 1989); Director, Unisys
Corp. (since 1993); Director, H.B. Fuller Company (since 1992) and
DBS Holdings (Singapore) (banking and financial services) (since 1999);
Director, National Bureau of Economic Research (academic) (since 1989);
Director, Baxter International (medical health care) (since 2001).

William F. Glavin, Born: 1932                                                               2001                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

Patti McGill Peterson, Born: 1943                                                           2001                39
Executive Director, Council for International Exchange of Scholars (since
1998), Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 2001                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   2001                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource
Group, Independence Investment LLC, Independence Fixed Income LLC,
John Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial
Group, LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John
Hancock Funds"), Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.")
(until 1999) and John Hancock Signature Services, Inc. ("Signature
Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2001                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence Investment LLC,
Independence Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2001
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2001
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   2001
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     2001
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     2001
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


  The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

  The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
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                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



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FOR YOUR
INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER
Nicholas-Applegate Capital Management LP
600 West Broadway
San Diego, California 92101

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110



HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

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                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

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Now available: electronic delivery
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This report is for the information of
the shareholders of the John Hancock
International Small Cap Growth Fund.

8000A  10/02
       12/02






John Hancock
European
Equity Fund

ANNUAL
REPORT

10.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

Trustees & officers
page 27

For your information
page 33



Dear Fellow Shareholders,

The year 2002 has been an extremely difficult one for the stock market. A steady stream of accounting scandals and corporate misdeeds has shaken investors' faith in corporate America. Plus, questions about the strength of the economic rebound and prospects for corporate earnings have hung over the financial markets, along with increased fears about Middle East tensions and terrorism.

With all these concerns, the major stock market indexes have fallen significantly for much of the year. Despite a strong rally in October, the broad Standard & Poor's 500 Index is down 22% year to date through October, the Dow Jones Industrial Average is off 15% and the technology-laden Nasdaq Composite Index has fallen 32%. Investors in equity mutual funds have been unable to escape the market's descent, as 99% of all U.S. diversified equity funds have produced negative results through October, according to Lipper, Inc., and the average equity fund has lost 23%. Bonds, on the other hand, outperformed stocks and gained some ground, as often happens when investors seek safer havens.

At such trying times as these, the impulse to flee is understandable, especially after the negative stock market returns in 2000 and 2001. But we urge you to stay the course and keep a well-diversified portfolio and a longer-term investment perspective. Working with your investment professional on your long-term plan is especially critical in turbulent times. Financial markets have always moved in cycles, and even though the current down cycle is painful, it comes after five straight years of 20%-plus returns between 1995 and 1999.

As discouraging as conditions may seem in the short-term, history shows us that the bad times do pass. We believe that remains the case today. The economy is sound and the vast majority of U.S. corporations are honest institutions striving to do their best for their shareholders. And the efforts of both the private sector and the U.S. government should address the current issues of corporate governance, so that corporate credibility and therefore investor confidence are restored.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by invest-
ing primarily in
stocks of compa-
nies located in
Europe.

Over the last twelve months

* Global economic growth remained sluggish.

* Concerns over Middle East violence and terrorism dampened investor enthusiasm for stocks.

* Eurozone stock markets staged a solid rebound late in the period.

[Bar chart with heading "John Hancock European Equity Fund." Under the heading is a note that reads "Fund performance for the year ended October 31, 2002." The chart is scaled in increments of 5% with -20% at the bottom and 0% at the top. The first bar represents the -17.44% total return for Class A. The second bar represents the -18.11% total return for Class B. The third bar represents the -18.11% total return for Class
C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 2.3%   TotalFinaElf
 1.7%   Nokia
 1.7%   Unilever
 1.7%   Perlos
 1.6%   Axa
 1.6%   ENI
 1.5%   Teva Pharmaceutical Industries
 1.5%   GlaxoSmithKline
 1.4%   Man Group
 1.4%   Autostrade

As a percentage of net assets on October 31, 2002.



BY LORETTA MORRIS, FOR THE NICHOLAS-APPLEGATE
CAPITAL MANAGEMENT PORTFOLIO MANAGEMENT TEAM

John Hancock
European Equity Fund

MANAGERS'
REPORT

Following two consecutive years of decline in the global stock market, investors could not be faulted for hoping that better days lay ahead. Alas, these hopes were dashed as equity markets around the world continued to retreat during the 12-month period ended October 31, 2002.

"...equity markets
 around the world
 continued to retreat..."

The reporting period began with a powerful rally as investors rebuilt their shattered confidence and sentiment improved following the September 11, 2001 terrorist attacks on U.S. soil. In the wake of the attacks, coordinated action by the world's central bankers led to unprecedented stimulus in the form of interest-rate reductions and injections of liquidity into the markets. The stimulus began to have its desired effect late in 2001 as encouraging economic reports indicated that a recovery was indeed underway. Increasing evidence of a pickup in economic growth, as well as the support of low interest rates, buoyed international markets during the first quarter of 2002.

However, by the second quarter, weakness in key sectors became apparent. The Continent's giant telecommunications companies, which have labored under high debt levels and their huge financial commitments to next-generation technology, saw share prices cut nearly in half.

European stocks continued to decline in the third quarter. Exacerbating an already difficult market, businesses in need of scarce capital were forced to sell their equity stakes in other companies, regardless of those companies' operating fundamentals. In addition, European law requires that insurance companies sell certain underperforming stocks from their investment portfolios, which put additional pressure on both the lagging stocks and the insurance sector. Finally, overcapacity in telecommunications continued to plague European exchanges, since this sector makes up a significant portion of the region's market capitalization.

On the economic front, nearly all indicators for continental Europe pointed to a slowdown in activity. For example, Italian consumer confidence weakened, French industrial production fell and retail sales decreased in Germany. In September, the narrow victory of the incumbent German coalition government of Chancellor Helmut Schroeder was another disappointment. Investors had hoped for more conservative leadership and a larger governing majority to help push through much-needed structural reforms.


"An underweight position
 in consumer non-durables
 ...also hampered relative
 performance."

Late in the period, the European stock markets staged a solid rebound. On a macroeconomic level, worries of a possible double-dip recession in global growth were offset by a number of positive data, including moderating oil prices, a rise in the Baltic freight index, and a rise in the price of dynamic random access memory (DRAM) chips.

FUND PERFORMANCE EXPLAINED

For the 12 months ended October 31, 2002, the Fund's Class A, Class B and Class C shares posted a total return of -17.44%, -18.11% and -18.11%, respectively, at net asset value. During the same period, the average European Equity fund returned -13.28%, according to Lipper, Inc.1, while the benchmark MSCI Europe Index returned -13.59%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Banks--foreign 11%, the second is Medical 9%, the third Oil & gas 8%, the fourth Utilities 7%, and the fifth Finance 6%.]

Throughout 2001 and much of 2002, companies meeting or exceeding earnings estimates were not rewarded by investors. This phenomenon penalized our philosophy and process centered on positive, sustainable change and timeliness of investment.

The Fund's relative underperformance was driven largely by disappointing stock selection and overweight holdings in the consumer services sector. An underweight position in consumer non-durables, which was among the few sectors to post positive returns during the period, also hampered relative performance. On the positive side, favorable stock selection in the insurance services and financial services sectors supported relative performance. In particular, money-center banks held up well.

[Bar chart at middle of page with heading "Top countries As a percentage of net assets on 10-31-02." The chart is divided into five sections:
United Kingdom 29%, Italy 11%, France 10%, Spain 6% and Netherlands 5%.]

By country, holdings in the United Kingdom and Switzerland were disappointing. Meanwhile, stock selection in Spain and Ireland supported both relative and absolute performance. In particular, Iberia Lineas, a Spanish airline, and the Bank of Ireland were among the portfolio's top performers during the period. Decliners included Corus Group, a steel manufacturer, and food and beverage giant Nestle.

SECTOR AND COUNTRY SHIFTS

During the period, based on our bottom-up analysis of individual stocks' appreciation potential, we increased exposure to the financial services sector and reduced holdings in commercial/ industrial services stocks. On a country basis, we shifted some assets from France to Italy.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Corus Group followed by a down arrow with the phrase "Suffered losses amid sliding steel prices and reduced output." The second listing is Bank of Ireland followed by an up arrow with the phrase "Gaining market share amid strong Irish economy." The third listing is Iberia Lineas followed by an up arrow with the phrase "Spanish low-cost airline continually exceeding earnings expectations."]

OUTLOOK

Looking ahead, the European equity markets are sending mixed signals. On the downside, economic data have been disappointing in the Eurozone, and the Iraq situation continues to hang over the markets.

"...the European equity
 markets are sending
 mixed signals."

Observers are particularly worried about Germany, which accounts for 35% of the total European Union economy. In October, German business confidence fell to a nine-month low, manufacturing orders declined, and leading German research institutes cut their growth forecasts for 2003 by more than half. Germany's DAX Index remains quite volatile. The persistent burden of excessive debt could continue to constrain the telecommunications industry, although we began to see signs of positive change late in the period.

The current environment favors stock pickers such as Nicholas-Applegate. International companies whose earnings are in line with or better than expectations but not reflected in the stock's price should be rewarded by investors. These are precisely the types of stocks in which we seek to invest.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
October 31, 2002

The index used for
comparison is the
Morgan Stanley
Capital International
(MSCI) Europe Index,
an unmanaged index
used to measure the
performance of securi-
ties listed on European
stock exchanges.

It is not possible to
invest in an index.

                              Class A      Class B      Class C        Index
Inception date                 3-2-98       6-1-98       3-1-99           --

Average annual returns with maximum sales charge (POP)
One year                       -21.56%      -22.20%      -19.77%      -13.59%
Since inception                -10.00%      -12.57%      -13.78%          --

Cumulative total returns with maximum sales charge (POP)
One year                       -21.56%      -22.20%      -19.77%      -13.59%
Since inception                -38.84%      -44.76%      -41.95%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the MSCI Europe Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $7,973 as of October 31, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock European Equity Fund, before sales charge, and is equal to $6,440 as of October 31, 2002. The third line represents the value of the same hypothetical investment made in the John Hancock European Equity Fund, after sales charge, and is equal to $6,116 as of October 31, 2002.

                                    Class B      Class C 1
Period beginning                     6-1-98       3-1-99
Without sales charge                 $5,637       $5,865
With maximum sales charge            $5,524       $5,806
Index                                $7,152       $7,174

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of October 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
October 31, 2002

This schedule is divided into four main categories: common stocks, preferred stocks, units and short-term investments. The common and preferred stocks and units are further broken down by country. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES    ISSUER                                                                                                VALUE
COMMON STOCKS 93.08%                                                                                      $10,656,377
(Cost $11,108,582)

Belgium 1.38%                                                                                                $157,873
  8,000   Dexia SA (Banks -- Foreign)                                                                          76,768
  3,600   Interbrew SA (Beverages)                                                                             81,105

Denmark 2.07%                                                                                                 236,545
    800   Carlsberg AS (Beverages)                                                                             37,523
  2,000   Danisco AS (Food)                                                                                    65,026
  2,400   Jyske Bank AS* (Banks -- Foreign)                                                                    56,285
  3,600   TDC AS (Telecommunications)                                                                          77,711

Finland 4.07%                                                                                                 465,817
 12,000   Nokia Oyj American Depositary Receipts (ADR)
          (Telecommunications)                                                                                199,440
 29,800   Perlos Oyj (Electronics)                                                                            190,640
 11,100   Sampo Oyj (A Shares) (Finance)                                                                       75,737

France 9.47%                                                                                                1,084,783
 12,300   Axa SA (Insurance)                                                                                  183,562
  5,000   JC Decaux SA* (Advertising)                                                                          53,724
  1,200   L'Oreal SA (Cosmetics & Personal Care)                                                               89,364
    500   Pernod-Ricard SA (Beverages)                                                                         50,654
  1,800   Sanofi-Synthelabo SA (Medical)                                                                      110,071
  1,900   TotalFinaElf SA (Oil & Gas)                                                                         261,725
  2,200   Unibail SA (Real Estate Operations)                                                                 126,253
  1,500   Vinci SA (Engineering / R&D Services)                                                                83,779
  5,300   Vivendi Environnement SA (Utilities)                                                                125,651

Germany 3.99%                                                                                                 457,303
     10   AMB Generali Holding AG (Insurance)                                                                     609
  2,200   Bayerische Motoren Werke AG (Automobile / Trucks)                                                    78,431
  2,500   Deutsche Boerse AG (Finance)                                                                         89,622
  1,786   E.ON AG (Utilities)                                                                                  80,828
  2,200   Fraport AG (Transport)                                                                               44,662
  1,500   SAP AG (Computers)                                                                                  115,122
  2,500   Schwarz Pharma AG (Medical)                                                                          48,029

Greece 0.79%                                                                                                   90,125
  6,400   Coca-Cola Hellenic Bottling Co. SA (Beverages)                                                       90,125

Ireland 3.87%                                                                                                 442,671
 10,500   Bank of Ireland (Banks -- Foreign)                                                                  116,459
  7,200   CRH Plc (Building)                                                                                   91,408
  3,300   ICON Plc* (ADR) (Business Services -- Misc.)                                                         79,632
 13,300   Irish Life & Permanent Plc (Finance)                                                                155,172

Israel 1.49%                                                                                                  170,346
  2,200   Teva Pharmaceutical Industries Ltd. (ADR) (Medical)                                                 170,346

Italy 11.45%                                                                                                1,311,101
 19,200   Autostrade SpA (Transport)                                                                          158,764
 13,200   ENI SpA (Oil & Gas)                                                                                 183,268
188,000   Finmeccanica SpA (Aerospace)                                                                        103,327
120,000   Impregilo SpA* (Building)                                                                            46,346
 14,500   Italcementi SpA (Building)                                                                          127,367
  9,700   Italgas SpA (Utilities)                                                                              94,522
  9,700   Mediaset SpA (Media)                                                                                 67,721
 45,300   Parmalat Finanziaria SpA (Food)                                                                     126,506
 10,459   Riunione Adriatica di Sicurta SpA (Insurance)                                                       130,297
 11,800   Saipem SpA (Oil & Gas)                                                                               63,803
 40,500   Snam Rete Gas SpA (Utilities)                                                                       121,123
 23,400   UniCredito Italiano SpA (Banks -- Foreign)                                                           88,057

Luxembourg 0.65%                                                                                               74,548
  6,900   Arcelor SA* (Steel)                                                                                  74,548

Netherlands 5.35%                                                                                             612,069
  3,800   Euronext NV (Finance)                                                                                75,639
  2,400   Heineken NV (Beverages)                                                                              96,423
  1,600   IHC Caland NV (Oil & Gas)                                                                            70,984
  2,800   Royal Dutch Petroleum Co. (Oil & Gas)                                                               121,117
  3,100   Unilever NV (Food)                                                                                  198,777
  2,200   Van der Moolen Holding NV (Finance)                                                                  49,129

Norway 3.61%                                                                                                  413,016
 15,600   Frontline Ltd. (Transport)                                                                           93,978
  3,400   Gjensidige NOR ASA* (Finance)                                                                       105,613
  3,200   ProSafe ASA * (Oil & Gas)                                                                            40,449
  8,600   Tandberg ASA* (Telecommunications)                                                                   93,094
 10,900   Tomra Systems ASA (Pollution Control)                                                                79,882

Spain 6.33%                                                                                                   724,832
  1,400   Acciona SA (Building)                                                                                54,070
  3,500   Actividades de Construccion y Servicios SA (Building)                                                97,049
 11,383   Banco Bilbao Vizcaya Argentaria SA (Banks -- Foreign)                                               108,442
  3,000   Banco Popular Espanol SA (Banks -- Foreign)                                                         128,461
 15,000   Corporacion Mapfre SA (Insurance)                                                                   101,456
  7,000   Endesa SA (Utilities)                                                                                72,301
 27,300   Iberia Lineas Aereas de Espana SA (Transport)                                                        47,311
 12,200   Telefonica SA* (Telecommunications)                                                                 115,742

Sweden 4.40%                                                                                                  504,300
  3,300   Autoliv, Inc. Swedish Depositary Receipts (Automobile/Trucks)                                        63,570
  7,400   Capio AB* (Medical)                                                                                  44,421
  9,900   Elekta AB (B Shares)* (Medical)                                                                      92,923
  4,200   Hennes & Mauritz AB (B Shares) (Retail)                                                              81,594
 15,700   Skandinaviska Enskilda Banken AB (A Shares) (Banks -- Foreign)                                      136,225
  2,800   Svenska Cellulosa AB (B Shares) (Paper & Paper Products)                                             85,567

Switzerland 5.06%                                                                                             579,250
  1,000   Actelion Ltd.* (Medical)                                                                             38,274
  2,100   Alcon, Inc.* (Medical)                                                                               86,142
  1,900   Converium Holding AG* (Insurance)                                                                    76,710
    500   Nestle SA (Food)                                                                                    107,201
    900   Nobel Biocare Holding AG* (Medical)                                                                  50,054
  2,141   Novartis AG (Medical)                                                                                81,654
    150   SGS Societe Generale de Surveillance Holding SA
          (Business Services -- Misc.)                                                                         43,998
  1,600   Syngenta AG (Chemicals)                                                                              95,217

United Kingdom 28.81%                                                                                       3,298,338
 13,800    Allied Domecq Plc (Beverages)                                                                       82,472
 22,324    Barclays Plc (Banks -- Foreign)                                                                    154,368
 22,200    BG Group Plc (Oil & Gas)                                                                            88,651
 15,112    BHP Billiton Plc (Metal)                                                                            73,763
 11,000    British American Tobacco Plc (Tobacco)                                                             112,547
 10,500    British Sky Broadcasting Group Plc* (Media)                                                         99,136
 19,700    Capita Group Plc (Business Services -- Misc.)                                                       69,036
  8,400    Capital Radio Plc (Media)                                                                           68,335
 30,095    Centrica Plc (Utilities)                                                                            85,690
  4,900    Cobham Plc (Aerospace)                                                                              74,052
169,300    orus Group Plc* (Steel)                                                                            112,567
  9,400    Diageo Plc (Beverages)                                                                             105,956
  9,400    Exel Plc (Transport)                                                                                96,618
 32,600    Game Group Plc (Computers)                                                                          56,994
 14,300    George Wimpey Plc (Building)                                                                        61,522
  8,900    GlaxoSmithKline Plc (Medical)                                                                      169,869
  9,900    HBOS Plc (Banks -- Foreign)                                                                        109,578
 13,000    HSBC Holdings Plc (Banks -- Foreign)                                                               144,806
  4,300    Imperial Tobacco Group Plc (Tobacco)                                                                67,272
 15,000    Kelda Group Plc (Utilities)                                                                         88,705
 11,000    Man Group Plc (Finance)                                                                            163,830
 32,700    MFI Furniture Group Plc (Furniture)                                                                 67,017
 28,100    Morrison (Wm.) Supermarkets Plc (Retail)                                                            92,428
 20,800    National Grid Transco Plc (Utilities)                                                              148,060
 28,300    Peninsular and Oriental Steam Navigation Co. (Transport)                                            84,231
 30,000    Rentokil Initial Plc (Diversified Operations)                                                      101,729
 15,400    Rexam Plc (Containers)                                                                              98,358
  6,092    Royal Bank of Scotland Group Plc (Banks -- Foreign)                                                143,341
 93,000    SkyePharma Plc* (Medical)                                                                           69,837
 17,500    Smith & Nephew Plc (Medical)                                                                       104,036
  7,700    Smiths Group Plc (Manufacturing)                                                                    88,360
 67,700    Tullow Oil Plc* (Oil & Gas)                                                                         96,381
 73,900    Vodafone Group Plc (Telecommunications)                                                            118,793


United States 0.29%                                                                                            33,460
  1,400    GlobalSantaFe Corp. (Oil & Gas)                                                                     33,460

PREFERRED STOCKS 0.45%                                                                                        $50,941
(Cost $47,926)

Germany 0.45%
    800    Henkel KGaA (Chemicals)                                                                             50,941

UNITS 0.80%                                                                                                   $91,854
(Cost $125,456)

France 0.80%
127,061    Eurotunnel SA* (Transport)                                                                          91,854

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 8.10%                                                                                 $927,000
(Cost $927,000)

Joint Repurchase Agreement 8.10%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 10-31-02, due 11-01-02 (Secured by
U.S. Treasury Inflation Indexed Note, 3.00%
due 07-15-12)                                                                  1.90%           $927           927,000

TOTAL INVESTMENTS 102.43%                                                                                 $11,726,172

OTHER ASSETS AND LIABILITIES, NET (2.43%)                                                                   ($277,672)

TOTAL NET ASSETS 100.00%                                                                                  $11,448,500


* Non-income producing security.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.



PORTFOLIO
CONCENTRATION

October 31, 2002

This table shows
the percentages
of the Fund's
investments
aggregated
by various
industries.

                                              VALUE AS A PERCENTAGE
INVESTMENT CATEGORIES                             OF NET ASSETS
Advertising                                           0.47%
Aerospace                                             1.55
Automobile/Trucks                                     1.24
Banks -- Foreign                                     11.03
Beverages                                             4.75
Building                                              4.17
Business Services -- Misc.                            1.68
Chemicals                                             1.28
Computers                                             1.50
Containers                                            0.86
Cosmetics & Personal Care                             0.78
Diversified Operations                                0.89
Electronics                                           1.67
Engineering/R&D Services                              0.73
Finance                                               6.24
Food                                                  4.35
Furniture                                             0.59
Insurance                                             4.30
Manufacturing                                         0.77
Media                                                 2.06
Medical                                               9.31
Metal                                                 0.64
Oil & Gas                                             8.38
Paper & Paper Products                                0.75
Pollution Control                                     0.70
Real Estate Operations                                1.10
Retail                                                1.52
Steel                                                 1.64
Telecommunications                                    5.28
Tobacco                                               1.57
Transport                                             5.39
Utilities                                             7.14
Short-term investments                                8.10

Total investments                                   102.43%

See notes to
financial statements.



ASSETS AND
LIABILITIES

October 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $12,208,964)                           $11,726,172
Cash                                                                      845
Receivable for investments sold                                         8,587
Dividends and interest receivable                                      37,032
Other assets                                                              617

Total assets                                                       11,773,253

LIABILITIES
Payable for investments purchased                                     233,646
Payable to affiliates                                                  23,376
Other payables and accrued expenses                                    67,731

Total liabilities                                                     324,753

NET ASSETS
Capital paid-in                                                    20,697,603
Accumulated net realized loss on investments and foreign
  currency transactions                                            (8,766,909)
Net unrealized depreciation of investments and translation
  of assets and liabilities in foreign currencies                    (482,010)
Accumulated net investment loss                                          (184)

Net assets                                                        $11,448,500

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($5,621,320 [DIV] 873,321 shares)                               $6.44
Class B ($5,579,028 [DIV] 893,734 shares)                               $6.24
Class C ($248,152 [DIV] 39,749 shares)                                  $6.24

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($6.44 [DIV] 95%)                                             $6.78
Class C ($6.24 [DIV] 99%)                                               $6.30


1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
October 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $29,561)              $253,441
Interest (including securities lending income of $1,150)               12,676

Total investment income                                               266,117

EXPENSES
Investment management fee                                             131,871
Class A distribution and service fee                                   20,968
Class B distribution and service fee                                   73,556
Class C distribution and service fee                                    3,073
Custodian fee                                                         113,665
Transfer agent fee                                                     36,229
Registration and filing fee                                            28,080
Auditing fee                                                           20,500
Printing                                                                7,500
Accounting and legal services fee                                       2,853
Miscellaneous                                                           2,099
Trustees' fee                                                             962
Legal fee                                                                 206
Interest expense                                                          105

Total expenses                                                        441,667
Less expense reductions                                              (109,528)

Net expenses                                                          332,139

Net investment loss                                                   (66,022)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                                        (2,966,174)
Foreign currency transactions                                         (59,993)
Change in unrealized appreciation (depreciation) of
Investments                                                           482,251
Translation of assets and liabilities in foreign currencies               513

Net realized and unrealized loss                                   (2,543,403)

Decrease in net assets from operations                            ($2,609,425)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses, distri-
butions paid to
shareholders, if
any, and any
increase or
decrease in
money share-
holders invested
in the Fund.

                                                          YEAR          YEAR
                                                         ENDED         ENDED
                                                      10-31-01      10-31-02

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                   ($77,164)     ($66,022)

Net realized loss                                   (3,629,140)   (3,026,167)
Change in net unrealized
  appreciation (depreciation)                       (3,858,033)      482,764

Decrease in net assets resulting
  from operations                                   (7,564,337)   (2,609,425)
From Fund share transactions                        (4,110,019)   (2,487,052)

NET ASSETS
Beginning of period                                 28,219,333    16,544,977

End of period 1                                    $16,544,977   $11,448,500

1 Includes accumulated net investment loss of $196 and $184, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

PERIOD ENDED                                          10-31-98 1  10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.00      $10.07      $11.16      $10.98       $7.80
Net investment income (loss) 2                            0.01       (0.04)      (0.06)         -- 3     (0.01)
Net realized and unrealized
  gain (loss) on investments                              0.06        1.13       (0.12)      (3.18)      (1.35)
Total from investment operations                          0.07        1.09       (0.18)      (3.18)      (1.36)
Net asset value, end of period                          $10.07      $11.16      $10.98       $7.80       $6.44
Total return 4,5 (%)                                      0.70 6     10.82       (1.61)     (28.96)     (17.44)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $12         $14         $13          $8          $6
Ratio of expenses
  to average net assets (%)                               1.90 7      1.90        1.90        1.90        1.90
Ratio of adjusted expenses
  to average net assets 8 (%)                             3.31 7      2.23        2.30        3.02        2.65
Ratio of net investment income (loss)
  to average net assets (%)                               0.16 7     (0.38)      (0.52)       0.03       (0.08)
Portfolio turnover (%)                                      31          64          97         260         198

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          10-31-98 1  10-31-99    10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.07      $10.04      $11.06      $10.80       $7.62
Net investment loss 2                                    (0.04)      (0.12)      (0.15)      (0.06)      (0.06)
Net realized and unrealized
  gain (loss) on investments                             (0.99)       1.14       (0.11)      (3.12)      (1.32)
Total from investment operations                         (1.03)       1.02       (0.26)      (3.18)      (1.38)
Net asset value, end of period                          $10.04      $11.06      $10.80       $7.62       $6.24
Total return 4,5 (%)                                     (9.30)6     10.16       (2.35)     (29.44)     (18.11)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $16         $15         $15          $8          $6
Ratio of expenses
  to average net assets (%)                               2.60 7      2.60        2.60        2.60        2.60
Ratio of adjusted expenses
  to average net assets 8 (%)                             4.01 7      2.93        3.00        3.72        3.35
Ratio of net investment loss
  to average net assets (%)                              (1.12)7     (1.08)      (1.23)      (0.67)      (0.78)
Portfolio turnover (%)                                      31          64          97         260         198

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          10-31-99 1  10-31-00    10-31-01    10-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $10.64      $11.06      $10.80       $7.62
Net investment loss 2                                    (0.07)      (0.13)      (0.06)      (0.06)
Net realized and unrealized
  gain (loss) on investments                              0.49       (0.13)      (3.12)      (1.32)
Total from investment operations                          0.42       (0.26)      (3.18)      (1.38)
Net asset value, end of period                          $11.06      $10.80       $7.62       $6.24
Total return 4,5 (%)                                      3.95 6     (2.35)     (29.44)     (18.11)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             -- 9        -- 9        -- 9        -- 9
Ratio of expenses
  to average net assets (%)                               2.60 7      2.60        2.60        2.60
Ratio of adjusted expenses
  to average net assets 8 (%)                             2.93 7      3.00        3.72        3.35
Ratio of net investment loss
  to average net assets (%)                              (1.17) 7    (1.16)      (0.61)      (0.78)
Portfolio turnover (%)                                      64          97         260         198

1 Class A, Class B and Class C shares began operations on 3-2-98, 6-1-98 and 3-1-99, respectively.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $500,000.

See notes to
financial statements.



NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock European Equity Fund (the "Fund") is a diversified series of John Hancock World Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital growth.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services, or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. There was no outstanding borrowing under the line of credit during the year ended October 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on October 31, 2002.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency exchange contract is closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's statement of assets and liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had no open forward foreign currency exchange contracts on October 31, 2002.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $8,741,298 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2006 -- $821,474, October 31, 2007 -- $1,234,369, October 31, 2009 -- $3,678,367
and October 31, 2010 -- 3,007,088.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2002, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $500,000,000 of the Fund's average daily net asset value, and (b) 0.70% of the Fund's average daily net asset value in excess of $500,000,000. The Adviser has a subadvisory agreement with Nicholas-Applegate Capital Management LP. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses for Class A, Class B and Class C shares to 1.90%, 2.60% and 2.60%, respectively, of the Fund's average daily net assets, at least until February 28, 2003. Accordingly, the expense reduction amounted to $109,528 for the year ended October 31, 2002. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $8,035 with regard to sales of Class A shares. Of this amount, $939 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,262 was paid as sales commissions to unrelated broker-dealers and $1,834 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended October 31, 2002, JH Funds received net up-front sales charges of $853 with regard to sales of Class C shares. Of this amount, $852 was paid as sales commissions to unrelated broker-dealers and $1 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2002, CDSCs received by JH Funds amounted to $33,035 for Class B shares and $154 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses. Effective January 1, 2003, the Fund will pay a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 150,000 shares of beneficial interest of the Fund on October 31, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                        YEAR ENDED 10-31-01             YEAR ENDED 10-31-02
                     SHARES          AMOUNT         SHARES           AMOUNT
CLASS A SHARES
Sold                792,626      $7,381,907        243,515      $1,801,403
Repurchased        (982,882)     (9,192,300)      (359,333)     (2,672,712)
Net decrease       (190,256)    ($1,810,393)      (115,818)      ($871,309)

CLASS B SHARES
Sold                238,918      $2,437,624        146,815      $1,075,119
Repurchased        (492,476)     (4,717,190)      (368,071)     (2,672,695)
Net decrease       (253,558)    ($2,279,566)      (221,256)    ($1,597,576)

CLASS C SHARES
Sold                 67,015        $679,196        113,551        $805,510
Repurchased         (69,607)       (699,256)      (117,426)       (823,677)
Net decrease         (2,592)       ($20,060)        (3,875)       ($18,167)

NET DECREASE       (446,406)    ($4,110,019)      (340,949)    ($2,487,052)

NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2002, aggregated $27,757,888 and $29,779,513, respectively.

The cost of investments owned on October 31, 2002, including short-term investments, for federal income tax purposes was $12,234,000. Gross unrealized appreciation and depreciation of investments aggregated $446,831 and $954,659, respectively, resulting in net unrealized depreciation of $507,828. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended October 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $60,029, a decrease in accumulated net investment loss of $66,034 and a decrease in capital paid-in of $126,063. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating loss and foreign currency gains and losses in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment loss per share in the financial highlights excludes these adjustments.

NOTE F
Proposed Reorganization

On November 19, 2002, the Trustees approved the reorganization of John Hancock European Equity Fund and John Hancock Global Fund into John Hancock International Fund, subject to approval by shareholders.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers, LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock European Equity Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock European Equity Fund (a series of John Hancock World Fund) (the "Fund") at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2002



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2002.

If the Fund paid dividends during the fiscal year, shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for calendar year 2002.




TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1998                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         1998                31
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Trustee, Northeastern University (education); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000); Chairman and Director, Northeast Retirement Services, Inc. (retirement administration)
(since 1998).

William J. Cosgrove, Born: 1933                                                             1998                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            1998                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

Gail D. Fosler 2, Born: 1947                                                                1998                31
Senior Vice President and Chief Economist, The Conference Board
(non-profit economic and business research) (since 1989); Director, Unisys
Corp. (since 1993); Director, H.B. Fuller Company (since 1992) and
DBS Holdings (Singapore) (banking and financial services) (since 1999);
Director, National Bureau of Economic Research (academic) (since 1989);
Director, Baxter International (medical health care) (since 2001).

William F. Glavin, Born: 1932                                                               1998                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (until 2002) and Inco Ltd.
(until 2002).

Patti McGill Peterson, Born: 1943                                                           1998                39
Executive Director, Council for International Exchange of Scholars (since
1998), Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility).

John A. Moore 2, Born: 1939                                                                 1998                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   1998                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource
Group, Independence Investment LLC, Independence Fixed Income LLC,
John Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial
Group, LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John
Hancock Funds"), Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.")
(until 1999) and John Hancock Signature Services, Inc. ("Signature
Services") (until 1997).

Maureen R. Ford, Born: 1955                                                                 2000                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds; Chairman,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp."); Director, Independence Investment LLC,
Independence Fixed Income LLC and Signature Services; Senior Vice
President, MassMutual Insurance Co. (until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1998
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1998
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1998
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston Massachusetts, 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.



OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Spectrum Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
International       European Equity Fund
                    Global Fund
                    International Fund
                    Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve



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DELIVERY

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John Hancock Funds

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prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an
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* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery



OUR WEB SITE

Available just a few clicks away--
www.jhfunds.com

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----------------------------------
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----------------------------------
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----------------------------------
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----------------------------------
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----------------------------------
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FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER

Nicholas-Applegate Capital Management LP
600 West Broadway
San Diego, California 92101

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


HOW TO
CONTACT US

On the Internet                    www.jhfunds.com

By regular mail                    John Hancock Signature Services, Inc.
                                   1 John Hancock Way, Suite 1000
                                   Boston, MA 02217-1000

By express mail                    John Hancock Signature Services, Inc.
                                   Attn: Mutual Fund Image Operations
                                   529 Main Street
                                   Charlestown, MA 02129

Customer service representatives   1-800-225-5291

24-hour automated information      1-800-338-8080

TDD line	                       1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
European Equity Fund.


9200A 10/02
      12/02